UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments — Schwab 1000 Index Fund
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Investments — Schwab 1000 Index Fund
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: April 30, 2009

Item 1: Report(s) to Shareholders.

Semiannual report dated April 30, 2009 enclosed.

Prospectus Supplement and
Semiannual Report Enclosed

Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Schwab Institutional Select®
S&P 500 Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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This supplement is not part of the shareholder report.

Supplement to the February 28, 2009

Schwab Equity Index Funds® Prospectus

The information provided in this supplement is as of July 1, 2009.

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Schwab Total Stock Market Index Fund’s primary benchmark index, The Dow Jones Wilshire 5000 Composite Index, recently changed its name to The Dow Jones U.S. Total Stock Market Index. Accordingly, the “Investment Objective” Section on Page 19 of the Prospectus is hereby deleted and replaced in its entirety with the following:

Investment Objective

The fund’s goal is to track the total return of the entire U.S. stock market, as measured by The Dow Jones U.S. Total Stock Market Indexsm.

Additionally, the footnote on page 20 of the Prospectus is deleted and replaced in its entirety with the following:

Index ownership — “Dow Jones” and “The Dow Jones U.S. Total Stock Market IndexSM” are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Charles Schwab Investment Management, Inc. The Schwab Total Stock Market Index Fund®, based on The Dow Jones U.S. Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such product.

Please retain this supplement for future reference

©2009 Charles Schwab & Co., Inc. All Rights Reserved
Member SIPC REG48321 (07/09)

Schwab Equity Index Funds

Semiannual Report
April 30, 2009

Schwab S&P 500 Index Fund

Schwab Institutional Select®
S&P 500 Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

This page is intentionally left blank.

Six cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for
the Report Period

Schwab S&P 500 Index Fund

Investor Shares (Ticker Symbol: SWPIX)	-8.52%
Select Shares® (Ticker Symbol: SWPPX)	-8.40%
e.Shares (Ticker Symbol: SWPEX)	-8.45%
Benchmark: S&P 500® Index	-8.53%
Fund Category: Morningstar Large-Cap Blend	-6.73%

Performance Details	pages 6-7

Schwab Institutional Select® S&P 500 Fund
(Ticker Symbol: ISLCX)	-8.55%

Benchmark: S&P 500® Index	-8.53%
Fund Category: Morningstar Large-Cap Blend	-6.73%

Performance Details	pages 8-9

Schwab 1000 Index® Fund

Investor Shares (Ticker Symbol: SNXFX)	-7.57%
Select Shares® (Ticker Symbol: SNXSX)	-7.50%
Benchmark: Schwab 1000 Index®	-7.54%
Fund Category: Morningstar Large-Cap Blend	-6.73%

Performance Details	pages 10-11

Schwab Small-Cap Index Fund®

Investor Shares (Ticker Symbol: SWSMX)	-6.23%
Select Shares® (Ticker Symbol: SWSSX)	-6.21%
Benchmark: Schwab Small-Cap Index®	-6.06%
Fund Category: Morningstar Small-Cap Blend	-5.44%

Performance Details	pages 12-13

Schwab Total Stock Market Index Fund®

Investor Shares (Ticker Symbol: SWTIX)	-7.23%
Select Shares® (Ticker Symbol: SWTSX)	-7.13%
Benchmark: Dow Jones U.S. Total Stock Market IndexSM1	-6.97%
Fund Category: Morningstar Large-Cap Blend	-6.73%

Performance Details	pages 14-15

Schwab International Index Fund®

Investor Shares (Ticker Symbol: SWINX)[2]	-6.00%
Select Shares® (Ticker Symbol: SWISX)[2]	-5.86%
Benchmark: Schwab International Index®	-3.93%
Fund Category: Morningstar Foreign Large-Cap Blend	-3.30%

Performance Details	pages 16-17

Minimum Initial Investment[3]

Investor Shares	$ 100
Select Shares®	$ 100
e.Shares ($500 for retirement, education and custodial accounts)	$ 1,000
Institutional Select S&P 500 Fund	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[1]	Previously, this index was called Dow Jones Wilshire 5000 Composite Index.

[2]	The fund’s performance relative to the index may be affected by fair-value pricing, see Financial Note 2 for more information.

[3]	Please see prospectus for further detail and eligibility requirements.

2 Schwab Equity Index Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

The past six months brought little respite from the effects of the economic recession. Eroding equity prices and financial instability continue to weigh on the minds of investors both personally and professionally; losses have been tough to bear, and achieving a sense of individual financial well-being has been a frustrating task.

Despite these difficulties it is important to keep planning for the future, and even if short-term and long-term financial goals have changed we must still aim to achieve them.

With this in mind, we’ve made a number of improvements to the Schwab Funds family of mutual funds making investing cheaper and easier for our clients. I am pleased to report that on May 5, 2009, we lowered expenses on Schwab Equity Index Funds and announced that we are simplifying share classes for Schwab equity and bond funds. Each Schwab equity and bond fund offers one low fund expense to investors regardless of how much they invest, starting at a low $100 minimum investment. Our goal is to make investing easier for our clients and the advisors who serve them−at a very low cost.

These enhancements are intended to help our clients continue to invest no matter what the market conditions may be. We hope that each and every client feels more comfortable planning for a financially secure future knowing that we are constantly working to make investing easier and more affordable.

Thank you for investing with us.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 800-435-4000. Please read the prospectus carefully before investing.

Schwab Equity Index Funds 3

The Investment Environment

Investment conditions in the U.S. financial marketplace remained tenuous as volatility and economic recession weighed on investors’ decision making, but improved during the last few months of the reporting period. The first four months of the period were generally bearish; equity prices were driven down across the board as investors pulled back from the markets amidst poor macroeconomic data and pessimism over the markets’ ability to mount a swift recovery. The last two months of the period were more bullish, helping to reduce earlier losses and, in some cases, pulling sectors and indices into positive territory. In the U.S., fixed income markets generally outperformed equities for the period as a whole, although yields on short-term Treasuries and other government-backed debt remained low.

Major economic indicators, such as Gross Domestic Product (GDP), unemployment, and consumer confidence continued to reflect broad-based economic difficulty. GDP—the output of goods and services produced by labor and property located in the United States—contracted -6.3% in the fourth quarter of 2008 and -6.1% in the first quarter of 2009, according to advanced estimates. The first-quarter decline in GDP was primarily due to negative contributions from exports, private inventory investment, and equipment and software, according to the Bureau of Economic Analysis. The U.S. unemployment rate increased from 6.7% in November 2008 to 8.9% in April of 2009. Consumer confidence improved in the last two months of the period, rising slightly in March to 26.9, and then to 39.2 in April. The increase was primarily driven by a more optimistic short-term economic outlook. Despite this improvement, consumer confidence remains relatively low.

When looking at the S&P 500 Index, which is usually seen as a bellwether for financial markets, returns were negative overall, but some sectors showed signs of improving. For the six-month period ending April 30, 2009, the S&P 500 Index returned -8.53%. By comparison, the Russell 1000 Index returned -7.39%. In the S&P 500, Financials declined the most, returning -29.13%, followed by Industrials and Energy, which returned -12.56% and -10.30%, respectively. Relatively better performing sectors were Information Technology and Consumer Discretionary, which returned 5.61% and 4.07%, respectively. In general, small and mid-sized corporations in the S&P 500 outperformed their larger counterparts. From a broad-market standpoint, growth stocks generally outperformed value, with the Russell 1000 Growth Index returning -1.52%, while the Russell 1000 Value Index returned -13.27%. Internationally, the MSCI EAFE Index (Gross) returned -2.35%, while the MSCI Emerging Markets Index (Net) returned 17.38%.

On the fixed income side, markets continued to be shaken by turmoil surrounding major financial and financial insurance corporations, but generally outperformed equity markets during the period. The Barclays Capital U.S. Aggregate Bond Index returned 7.74%, while the Barclays Capital General Muni Bond Index returned 8.20%. TIPS and GNMA securities were also strong, with the Barclays Capital GNMA Index up 8.03% and the Barclays Capital U.S. TIPS Index up 9.46%. Short-term Treasury securities were also positive, but yields remained low as investors continued to see Treasuries as a safe haven. The Barclays Capital U.S. Treasury Bills: 1-3 Months returned 0.13%.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-8.53%	S&P 500® Index: measures U.S. large-cap stocks

-8.40%	Russell 2000® Index: measures U.S. small-cap stocks

-2.35%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

7.74%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.13%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Equity Index Funds

Fund Management

Jeffrey Mortimer, CFA, Chief Investment Officer, Charles Schwab Investment Management, is responsible for the overall management of each of the funds. Prior to joining the firm in October 1997, he worked for more than 8 years in asset management.

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the Schwab Total Stock Market Index Fund, and the Schwab International Index Fund, and co-management of each of the remaining funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds, except the Schwab Total Stock Market Index Fund and the Schwab International Index Fund. He joined the firm in 1998, became Manager, Portfolio Operations in 2000, Manager, Portfolio Operations and Analytics in 2005 and was named to his current position in 2007.

Schwab Equity Index Funds 5

Schwab S&P 500 Index Fund

The Schwab S&P 500 Index Fund Investor Shares returned -8.52% during the period, compared to the benchmark S&P 500 Index, which returned -8.53%. Unlike the fund, the index does not include operational and transactional costs. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index. When looking at returns in the fund on a sector-specific level, Financials declined the most, returning -29.05%, followed by Industrials and Energy, which returned -12.76% and -10.25%, respectively. Better performing sectors included Information Technology, which returned 5.59%, and Consumer Discretionary and Telecomm Service, which returned 4.16% and 3.69%, respectively. When looking at price-to-earnings ratios, companies with negative and very high price-to-earnings ratios generally did worse. In terms of market capitalization, larger companies generally underperformed smaller. Better performing securities represented in the fund were led by Apple, Inc., Goldman Sachs, and IBM. Securities detracting from performance included Bank of America Corp., General Electric Corp., and Citigroup, Inc.

As of 04/30/09:
 Style Assessment1

 Statistics

Number of Holdings	516
Weighted Average Market

Cap ($ x 1,000,000)	$67,263

Price/Earnings Ratio (P/E)	33.4

Price/Book Ratio (P/B)	1.9

Portfolio Turnover Rate[2]	2%

 Sector Weightings % of Investments

Information Technology	18.3%

Health Care	13.7%

Energy	12.5%

Financials	12.1%

Consumer Staples	11.9%

Industrials	10.3%

Consumer Discretionary	9.6%

Utilities	3.8%

Telecommunication Services	3.7%

Materials	3.4%

Other	0.7%

Total	100.0%

 Top Holdings % of Net Assets3

Exxon Mobil Corp.	4.4%

Microsoft Corp.	2.0%

AT&T, Inc.	2.0%

The Procter & Gamble Co.	1.9%

Johnson & Johnson	1.9%
International Business Machines

Corp.	1.8%

Chevron Corp.	1.8%

General Electric Co.	1.7%

JPMorgan Chase & Co.	1.6%

Cisco System, Inc.	1.5%

Total	20.6%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 04/30/09, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized.

[3]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Equity Index Funds

 Schwab S&P 500 Index Fund

Performance Summary as of 04/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$10,000 Investment in e.Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (5/1/96)	-8.52%	-35.13%	-2.85%	-2.71%
Select Shares (5/19/97)	-8.40%	-34.96%	-2.67%	-2.54%
e.Shares (5/1/96)	-8.45%	-35.00%	-2.72%	-2.60%
Benchmark: S&P 500® Index	-8.53%	-35.31%	-2.70%	-2.48%
Fund Category: Morningstar Large-Cap Blend	-6.73%	-35.10%	-2.69%	-1.75%

Fund Expense Ratios3: Investor Shares: 0.36% / Select Shares: Net 0.19%; Gross 0.21% / e.Shares: 0.21%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (5/1/96)
Pre-Liquidation (still own shares)	-8.89%	-35.40%	-3.24%	-3.11%
Post-Liquidation (shares were sold)	-5.01%	-22.46%	-2.46%	-2.39%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	-8.81%	-35.25%	-3.03%	-2.95%
Post-Liquidation (shares were sold)	-4.90%	-22.33%	-2.25%	-2.24%
e.Shares® (5/1/96)
Pre-Liquidation (still own shares)	-8.86%	-35.29%	-3.07%	-3.00%
Post-Liquidation (shares were sold)	-4.94%	-22.35%	-2.28%	-2.28%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	-8.75%	-36.63%	-3.74%	-2.70%
Post-Liquidation (shares were sold)	-5.03%	-23.17%	-2.50%	-1.69%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 04/30/09 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/11. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements. Effective May 5, 2009, the expense limitation for all share classes have been reduced. See Financial Note 4 for more information.

Schwab Equity Index Funds 7

Schwab Institutional Select® S&P 500 Fund

The Schwab Institutional Select S&P 500 Fund returned -8.55% during the period, compared to the benchmark S&P 500 Index, which returned -8.53%. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index. When looking at returns in the fund on a sector-specific level, Financials declined the most, returning -29.03%, followed by Industrials and Energy, which returned -12.68% and -10.37%, respectively. Better performing sectors included Information Technology, which returned 5.60%, and Consumer Discretionary and Telecomm Service, which returned 4.36% and 3.40%, respectively. When looking at price-to-earnings ratios, companies with negative and very high price-to-earnings ratios generally did worse. In terms of market capitalization, larger companies generally underperformed smaller. Better performing securities represented in the fund were led by Apple, Inc., Goldman Sachs, and IBM. Securities detracting from performance included Bank of America Corp., General Electric Corp., and Citigroup, Inc.

As of 04/30/09:
 Style Assessment1

 Statistics

Number of Holdings	514
Weighted Average Market

Cap ($ x 1,000,000)	$66,671

Price/Earnings Ratio (P/E)	33.2

Price/Book Ratio (P/B)	1.9

Portfolio Turnover Rate[2]	1%

 Sector Weightings % of Investments

Information Technology	18.0%

Health Care	13.4%

Energy	12.2%

Financials	11.9%

Consumer Staples	11.8%

Industrials	10.2%

Consumer Discretionary	9.5%

Utilities	3.8%

Telecommunication Services	3.6%

Materials	3.4%

Other	2.2%

Total	100.0%

 Top Holdings % of Net Assets3

Exxon Mobil Corp.	4.2%

Microsoft Corp.	2.0%

AT&T, Inc.	1.9%

Johnson & Johnson	1.8%

The Procter & Gamble Co.	1.8%
International Business Machines

Corp.	1.8%

General Electric Co.	1.7%

Chevron Corp.	1.7%

JPMorgan Chase & Co.	1.6%

Wal-Mart Stores, Inc.	1.4%

Total	19.9%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 04/30/09, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized.

[3]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Equity Index Funds

 Schwab Institutional Select® S&P 500 Fund

Performance Summary as of 04/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$75,000 Investment1

 Pre-Tax Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Institutional Select® S&P 500 Fund (2/1/99)	-8.55%	-35.24%	-2.70%	-2.54%
Benchmark: S&P 500® Index	-8.53%	-35.31%	-2.70%	-2.48%
Fund Category: Morningstar Large-Cap Blend	-6.73%	-35.10%	-2.69%	-1.75%

Fund Expense Ratios3: Net 0.10%; Gross 0.22%

 Average Annual Total Returns After Tax1,2

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Institutional Select® S&P 500 Fund (2/1/99)
Pre-Liquidation (still own shares)	-8.95%	-35.52%	-3.04%	-2.95%
Post-Liquidation (shares were sold)	-5.03%	-22.53%	-2.29%	-2.26%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	-8.75%	-36.63%	-3.74%	-2.70%
Post-Liquidation (shares were sold)	-5.03%	-23.17%	-2.50%	-1.69%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 04/30/09 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/11. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements. Effective May 5, 2009, the expense limitation for all share classes have been reduced. See Financial Note 4 for more information.

Schwab Equity Index Funds 9

Schwab 1000 Index® Fund

The Schwab 1000 Index Fund Investor Shares declined -7.57% during the period, compared to the benchmark Schwab 1000 Index, which returned -7.54%. Unlike the fund, the index does not include operation and transactional costs. The Schwab 1000 Index is comprised of the stocks of the largest 1,000 publicly traded companies in the United States, and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index. When looking at returns in the fund on a sector-specific level, Financials declined the most, returning -26.06%, followed by Industrials and Energy, which returned -11.31% and -9.30%, respectively. Better performing sectors included Information Technology, which returned 5.78%, and Consumer Discretionary and Telecomm Service, which returned 5.03% and 3.54%, respectively. When looking at price-to-earnings ratios, companies with negative and very high price-to-earnings ratios generally did worse. In terms of market capitalization, larger companies generally underperformed smaller. Better performing securities represented in the fund were led by Apple, Inc., Goldman Sachs, and IBM. Securities detracting from performance included Bank of America Corp., General Electric Corp., and Citigroup, Inc.

As of 04/30/09:
 Style Assessment1

 Statistics

Number of Holdings	997
Weighted Average Market

Cap ($ x 1,000,000)	$59,522

Price/Earnings Ratio (P/E)	35.3

Price/Book Ratio (P/B)	1.9

Portfolio Turnover Rate[2]	3%

 Sector Weightings % of Investments

Information Technology	18.0%

Financials	13.4%

Health Care	13.2%

Energy	12.4%

Industrials	10.9%

Consumer Staples	10.8%

Consumer Discretionary	10.0%

Utilities	4.1%

Materials	3.7%

Telecommunication Services	3.5%

Total	100.0%

 Top Holdings % of Net Assets3

Exxon Mobil Corp.	3.8%

Microsoft Corp.	1.8%

AT&T, Inc.	1.7%

The Procter & Gamble Co.	1.7%

Johnson & Johnson	1.7%
International Business Machines

Corp.	1.6%

Chevron Corp.	1.5%

General Electric Co.	1.5%

JPMorgan Chase & Co.	1.4%

Cisco Systems, Inc.	1.3%

Total	18.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 04/30/09, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized.

[3]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Equity Index Funds

 Schwab 1000 Index® Fund

Performance Summary as of 04/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (4/2/91)	-7.57%	-34.97%	-2.44%	-2.14%
Select Shares (5/19/97)	-7.50%	-34.86%	-2.29%	-2.01%
Benchmark: Schwab 1000 Index®	-7.54%	-35.16%	-2.20%	-1.89%
Fund Category: Morningstar Large-Cap Blend	-6.73%	-35.10%	-2.69%	-1.75%

Fund Expense Ratios3: Investor Shares: 0.49% / Select Shares: 0.34%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (4/2/91)
Pre-Liquidation (still own shares)	-7.90%	-35.21%	-2.72%	-2.45%
Post-Liquidation (shares were sold)	-4.47%	-22.42%	-2.06%	-1.89%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	-7.86%	-35.12%	-2.60%	-2.36%
Post-Liquidation (shares were sold)	-4.38%	-22.31%	-1.93%	-1.79%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	-8.75%	-36.63%	-3.74%	-2.70%
Post-Liquidation (shares were sold)	-5.03%	-23.17%	-2.50%	-1.69%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 04/30/09 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

[3]	As stated in the prospectus. Reflects the total annual fund operating expenses without the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements. Effective May 5, 2009, the expense limitation for all share classes have been reduced. See Financial Note 4 for more information.

Schwab Equity Index Funds 11

Schwab Small-Cap Index Fund®

The Schwab Small-Cap Index Fund Investor Shares returned -6.23% during the period, compared to the benchmark Schwab Small-Cap Index, which returned -6.06%. The Schwab Small-Cap Index is comprised of the stocks of the second largest 1,000 publicly traded companies in the United States, and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index. When looking at returns in the fund on a sector-specific level, Energy and Financials declined the most during the period, returning -21.24% and -19.04%, respectively. Relatively better performing sectors included Information Technology, up 10.14%, and Consumer Discretionary, up 9.55%. Better performing securities represented in the fund were led by Dendreon Corp., PMC-Sierra, Inc. and Ashland, Inc. Securities detracting from performance included Penn-Virgina, SVB Financial Group, and Stone Energy.

As of 04/30/09:
 Style Assessment1

 Statistics

Number of Holdings	1028
Weighted Average Market

Cap ($ x 1,000,000)	$814

Price/Earnings Ratio (P/E)	-7.5

Price/Book Ratio (P/B)	1.8

Portfolio Turnover Rate[2]	25%

 Sector Weightings % of Investments

Financials	20.2%

Information Technology	18.3%

Industrials	16.1%

Consumer Discretionary	15.0%

Health Care	11.3%

Energy	6.6%

Materials	4.3%

Consumer Staples	3.6%

Utilities	3.1%

Telecommunication Services	1.2%

Other	0.3%

Total	100.0%

 Top Holdings % of Net Assets3

Dendreon Crop.	0.4%

PMC-Sierra, Inc.	0.4%

3Com Corp.	0.3%

WMS Industries, Inc.	0.3%
Corporate Office Properties

Trust	0.3%

Jarden Corp.	0.3%

Skyworks Solutions, Inc.	0.3%

Informatica Corp.	0.3%

National Retail Properties, Inc.	0.3%

The Warnaco Group, Inc.	0.3%

Total	3.2%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 04/30/09, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized.

[3]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Equity Index Funds

 Schwab Small-Cap Index Fund®

Performance Summary as of 04/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (12/3/93)	-6.23%	-31.36%	-0.92%	2.88%
Select Shares (5/19/97)	-6.21%	-31.27%	-0.77%	3.03%
Benchmark: Schwab Small-Cap Index®	-6.06%	-31.20%	-0.67%	3.13%
Fund Category: Morningstar Small-Cap Blend	-5.44%	-32.07%	-1.74%	4.44%

Fund Expense Ratios3: Investor Shares: 0.57% / Select Shares: 0.42%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (12/3/93)
Pre-Liquidation (still own shares)	-6.79%	-31.77%	-2.15%	1.71%
Post-Liquidation (shares were sold)	-3.93%	-20.30%	-0.67%	2.28%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	-6.83%	-31.73%	-2.05%	1.81%
Post-Liquidation (shares were sold)	-3.91%	-20.23%	-0.56%	2.37%
Fund Category: Morningstar Small-Cap Blend
Pre-Liquidation (still own shares)	-7.15%	-33.38%	-3.42%	2.92%
Post-Liquidation (shares were sold)	-3.94%	-21.08%	-1.55%	3.61%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 04/30/09 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

[3]	As stated in the prospectus. Reflects the total annual fund operating expenses without the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements. Effective May 5, 2009, the expense limitation for all share classes have been reduced. See Financial Note 4 for more information.

Schwab Equity Index Funds 13

Schwab Total Stock Market Index Fund®

The Schwab Total Stock Market Index Fund Investor Shares returned -7.23% during the period, compared to the benchmark Dow Jones U.S. Total Stock Market Index, which returned -6.97%. The Dow Jones U.S. Total Stock Market Index includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. When looking at returns in the fund on a sector-specific level, Financials and Industrials declined the most during the period, returning -23.80% and -10.40%, respectively. Relatively better performing sectors included Information Technology, up 5.39%, and Consumer Discretionary, up 5.52%. Better performing securities represented in the fund were led by Apple, Inc., Goldman Sachs, and IBM. Securities detracting from performance included Bank of America Corp., General Electric Corp., and Citigroup, Inc.

As of 04/30/09:
 Style Assessment1

 Statistics

Number of Holdings	2,333
Weighted Average Market

Cap ($ x 1,000,000)	$55,489

Price/Earnings Ratio (P/E)	35.4

Price/Book Ratio (P/B)	1.9

Portfolio Turnover Rate[2]	2%

 Sector Weightings % of Investments

Information Technology	18.2%

Financials	14.2%

Health Care	12.2%

Energy	11.4%

Industrials	10.8%

Consumer Staples	10.7%

Consumer Discretionary	10.7%

Materials	3.7%

Utilities	3.7%

Telecommunication Services	3.1%

Other	1.3%

Total	100.0%

 Top Holdings % of Net Assets3

Exxon Mobil Corp.	3.3%

Wal-Mart Stores, Inc.	1.9%

Microsoft Corp.	1.8%

AT&T, Inc.	1.5%
Berkshire Hathaway, Inc.,

Class A	1.4%

Johnson & Johnson	1.4%

The Procter & Gamble Co.	1.4%
International Business Machines

Corp.	1.4%

Chevron Corp.	1.3%

General Electric Co.	1.3%

Total	16.7%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

“Dow Jones” and “The Dow Jones U.S.Total Stock Market IndexSM” are service marks of Dow Jones & Company, Inc. and have been licensed for certain purposes by CSIM. The Schwab Total Stock Market Index Fund, based on The Dow Jones U.S. Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such a product.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 04/30/09, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized.

[3]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Equity Index Funds

 Schwab Total Stock Market Index Fund®

Performance Summary as of 04/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	Since Inception

Investor Shares (6/1/99)	-7.23%	-34.12%	-2.03%	-1.43%
Select Shares (6/1/99)	-7.13%	-33.99%	-1.87%	-1.28%
Benchmark: Dow Jones U.S. Total Stock Market IndexSM	-6.97%	-34.37%	-1.86%	-1.30%
Fund Category: Morningstar Large-Cap Blend	-6.73%	-35.10%	-2.69%	-1.60%

Fund Expense Ratios3: Investor Shares: 0.53% / Select Shares: 0.38%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	Since Inception

Investor Shares (6/1/99)
Pre-Liquidation (still own shares)	-7.53%	-34.33%	-2.29%	-1.72%
Post-Liquidation (shares were sold)	-4.30%	-21.89%	-1.71%	-1.30%
Select Shares® (6/1/99)
Pre-Liquidation (still own shares)	-7.46%	-34.22%	-2.21%	-1.63%
Post-Liquidation (shares were sold)	-4.20%	-21.79%	-1.63%	-1.21%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	-8.75%	-36.63%	-3.74%	n/a
Post-Liquidation (shares were sold)	-5.03%	-23.17%	-2.50%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 04/30/09 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

[3]	As stated in the prospectus. Reflects the total annual fund operating expenses without the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements. Effective May 5, 2009, the expense limitation for all share classes have been reduced. See Financial Note 4 for more information.

Schwab Equity Index Funds 15

Schwab International Index Fund®

The Schwab International Index Fund Investor Shares returned -6.00% during the period, compared to the benchmark Schwab International Index, which returned -3.93%. The Schwab International Index is comprised of 350 companies encompassing 21 developed countries. When looking at returns in the fund from a regional perspective, Europe declined the most, returning -5.70%, followed by Asia/Pacific and North America, which returned -1.76% and -0.84%, respectively. In terms of sectors, Health Care and Utilities lost the most, returning -13.49% and -10.02%, respectively. Better performing sectors were led by Materials, up 10.82% and Industrials, up 6.22%. From a price-to-earnings (P/E) standpoint, companies with negative and high price-to-earnings ratios generally underperformed those with mid to low P/E ratios. From a market capitalization perspective, larger companies generally underperformed smaller companies. Better performing securities represented in the fund included Mizuho Financial, BHP Billiton, and Allianz. Securities detracting from performance were led by HSBC Holdings, Volkswagen, and Novartis.

As of 04/30/09:

 Style Assessment1

 Country Weightings % of Investments

United Kingdom	18.9%

Japan	18.0%

France	11.1%

Canada	9.2%

Germany	8.8%

Switzerland	8.0%

Australia	6.3%

Spain	4.9%

Italy	3.1%

Netherlands	2.6%

Other Countries	9.1%

Total	100.0%

 Statistics

Number of Holdings	350
Weighted Average Market

Cap ($ x 1,000,000)	$45,227

Price/Earnings Ratio (P/E)	13.9

Price/Book Ratio (P/B)	1.3

Portfolio Turnover Rate[2]	9%

 Sector Weightings % of Investments

Financials	25.3%

Energy	11.8%

Consumer Staples	9.2%

Materials	8.8%

Health Care	8.7%

Industrials	8.4%

Consumer Discretionary	8.0%

Telecommunication Services	7.5%

Utilities	6.6%

Information Technology	5.0%

Other	0.7%

Total	100.0%

 Top Holdings % of Net Assets3

BP plc	2.0%

Nestle S.A. - Reg’d	1.9%

Total S.A.	1.8%

Toyota Motor Corp.	1.6%

Novartis AG - Reg’d	1.5%

Vodafone Group plc	1.5%

Telefonica S.A.	1.4%

Roche Holding AG	1.4%

HSBC Holdings plc	1.3%

Royal Dutch Shell plc, Class A	1.3%

Total	15.7%

The fund’s performance relative to the index may be affected by fair-value pricing, see Financial Note 2 for more information.

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 04/30/09, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized.

[3]	This list is not a recommendation of any security by the investment adviser.

16 Schwab Equity Index Funds

 Schwab International Index Fund®

Performance Summary as of 04/30/09

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (9/9/93)	-6.00%	-43.25%	0.45%	-0.51%
Select Shares (5/19/97)	-5.86%	-43.15%	0.64%	-0.36%
Benchmark: Schwab International Index®	-3.93%	-42.81%	1.04%	0.02%
Fund Category: Morningstar Foreign Large-Cap Blend	-3.30%	-43.52%	0.21%	-0.18%

Fund Expense Ratios3: Investor Shares: 0.69% / Select Shares: Net 0.50%; Gross 0.54%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Investor Shares (9/9/93)
Pre-Liquidation (still own shares)	-6.28%	-43.42%	0.03%	-1.00%
Post-Liquidation (shares were sold)	-2.66%	-27.37%	0.46%	-0.57%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	-6.19%	-43.35%	0.17%	-0.90%
Post-Liquidation (shares were sold)	-2.52%	-27.27%	0.61%	-0.46%
Fund Category: Morningstar Foreign Large-Cap Blend
Pre-Liquidation (still own shares)	-6.00%	-45.23%	-1.21%	-1.30%
Post-Liquidation (shares were sold)	-2.80%	-28.60%	-0.13%	-0.45%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	The Morgan Stanley Capital International Europe, Australasia, Far East Index (Net) (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.

[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/09 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.

[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/11. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements. Effective May 5, 2009, the expense limitation for all share classes have been reduced. See Financial Note 4 for more information.

Schwab Equity Index Funds 17

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2008 and held through April 30, 2009.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/08	at 4/30/09	11/1/08–4/30/09

Schwab S&P 500 Index Fund*
Investor Shares
Actual Return	0.37%	$1,000	$914.80	$1.76
Hypothetical 5% Return	0.37%	$1,000	$1,022.96	$1.86
Select Shares®
Actual Return	0.19%	$1,000	$916.00	$0.90
Hypothetical 5% Return	0.19%	$1,000	$1,023.85	$0.95
e.Shares®
Actual Return	0.22%	$1,000	$915.50	$1.04
Hypothetical 5% Return	0.22%	$1,000	$1,023.70	$1.10

Schwab Institutional Select® S&P 500 Fund*
Actual Return	0.10%	$1,000	$914.50	$0.47
Hypothetical 5% Return	0.10%	$1,000	$1,024.30	$0.50

Schwab 1000 Index® Fund*
Investor Shares
Actual Return	0.51%	$1,000	$924.30	$2.43
Hypothetical 5% Return	0.51%	$1,000	$1,022.27	$2.56
Select Shares
Actual Return	0.36%	$1,000	$925.00	$1.72
Hypothetical 5% Return	0.36%	$1,000	$1,023.01	$1.81

Schwab Small-Cap Index Fund®*
Investor Shares
Actual Return	0.59%	$1,000	$937.70	$2.83
Hypothetical 5% Return	0.59%	$1,000	$1,021.87	$2.96
Select Shares
Actual Return	0.42%	$1,000	$937.90	$2.02
Hypothetical 5% Return	0.42%	$1,000	$1,022.71	$2.11

*	Effective May 5, 2009, the expense limitation for all share classes have been reduced. See Financial Note 4 for more information.

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

18 Schwab Equity Index Funds

Fund Expenses (Unaudited) continued

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/08	at 4/30/09	11/1/08–4/30/09

Schwab Total Stock Market Index Fund®*
Investor Shares
Actual Return	0.56%	$1,000	$927.70	$2.68
Hypothetical 5% Return	0.56%	$1,000	$1,022.02	$2.81
Select Shares
Actual Return	0.39%	$1,000	$928.70	$1.87
Hypothetical 5% Return	0.39%	$1,000	$1,022.86	$1.96

Schwab International Index Fund®*
Investor Shares
Actual Return	0.69%	$1,000	$940.00	$3.32
Hypothetical 5% Return	0.69%	$1,000	$1,021.37	$3.46
Select Shares
Actual Return	0.50%	$1,000	$941.40	$2.41
Hypothetical 5% Return	0.50%	$1,000	$1,022.32	$2.51

*	Effective May 5, 2009, the expense limitation for all share classes have been reduced. See Financial Note 4 for more information.

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

Schwab Equity Index Funds 19

Schwab S&P 500 Index Fund

Financial Statements

Financial Highlights

	11/1/08–		11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–
Investor Shares	4/30/09*		10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per-Share Data ($)

Net asset value at beginning of period	15.21		24.17	21.47	18.79	17.61	16.36

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.40	0.38	0.34	0.34	0.23
Net realized and unrealized gains (losses)	(1.46)		(8.98)	2.65	2.64	1.14	1.23

Total from investment operations	(1.29)		(8.58)	3.03	2.98	1.48	1.46
Less distributions:
Distributions from net investment income	(0.39)		(0.38)	(0.33)	(0.30)	(0.30)	(0.21)

Net asset value at end of period	13.53		15.21	24.17	21.47	18.79	17.61

Total return (%)	(8.52)[1]		(36.02)	14.29	16.03	8.44	9.03

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.37	[2]	0.36	0.35	0.36	0.37	0.37
Gross operating expenses	0.37	[2]	0.36	0.35	0.36	0.40	0.45
Net investment income (loss)	2.71	[2]	1.89	1.60	1.57	1.74	1.35
Portfolio turnover rate	2	[1]	3	2	3	4	3
Net assets, end of period ($ x 1,000,000)	2,209		2,369	3,948	3,685	3,666	3,849

	11/1/08–		11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–
Select Shares	4/30/09*		10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per-Share Data ($)

Net asset value at beginning of period	15.28		24.28	21.56	18.88	17.68	16.41

Income (loss) from investment operations:
Net investment income (loss)	0.20		0.44	0.41	0.37	0.36	0.26
Net realized and unrealized gains (losses)	(1.48)		(9.02)	2.68	2.65	1.16	1.24

Total from investment operations	(1.28)		(8.58)	3.09	3.02	1.52	1.50
Less distributions:
Distributions from net investment income	(0.42)		(0.42)	(0.37)	(0.34)	(0.32)	(0.23)

Net asset value at end of period	13.58		15.28	24.28	21.56	18.88	17.68

Total return (%)	(8.40)[1]		(35.92)	14.50	16.18	8.66	9.25

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	[2]	0.19	0.19	0.19	0.19	0.19
Gross operating expenses	0.22	[2]	0.21	0.20	0.21	0.25	0.30
Net investment income (loss)	2.90	[2]	2.06	1.78	1.74	1.92	1.53
Portfolio turnover rate	2	[1]	3	2	3	4	3
Net assets, end of period ($ x 1,000,000)	2,237		2,598	4,345	4,038	3,938	4,119

* Unaudited.

1 Not annualized.
2 Annualized.

20 See financial notes

 Schwab S&P 500 Index Fund

Financial Highlights continued

	11/1/08–		11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–
e.Shares	4/30/09*		10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per-Share Data ($)

Net asset value at beginning of period	15.23		24.20	21.50	18.81	17.62	16.37

Income (loss) from investment operations:
Net investment income (loss)	0.28		0.39	0.40	0.35	0.39	0.26
Net realized and unrealized gains (losses)	(1.56)		(8.95)	2.67	2.67	1.11	1.21

Total from investment operations	(1.28)		(8.56)	3.07	3.02	1.50	1.47
Less distributions:
Distributions from net investment income	(0.42)		(0.41)	(0.37)	(0.33)	(0.31)	(0.22)

Net asset value at end of period	13.53		15.23	24.20	21.50	18.81	17.62

Total return (%)	(8.45)[1]		(35.92)	14.44	16.25	8.58	9.10

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.22	[2]	0.21	0.20	0.21	0.24	0.28
Gross operating expenses	0.22	[2]	0.21	0.20	0.21	0.25	0.30
Net investment income (loss)	2.90	[2]	2.05	1.76	1.72	1.88	1.44
Portfolio turnover rate	2	[1]	3	2	3	4	3
Net assets, end of period ($ x 1,000,000)	134		186	274	241	220	249

* Unaudited.

1 Not annualized.
2 Annualized.

See financial notes 21

 Schwab S&P 500 Index Fund

Portfolio Holdings as of April 30, 2009 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.4%		Common Stock	4,840,128	4,553,088
0.8%		Short-Term Investments	33,958	33,958

100.2%		Total Investments	4,874,086	4,587,046
0.2%		Collateral Invested for Securities on Loan	9,834	9,834
(0	.4)%	Other Assets and Liabilities, Net		(16,651)

100.0%		Net Assets		4,580,229

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 99.3% of net assets

Automobiles & Components 0.4%
Other Securities		0.4	20,414

Banks 2.4%
U.S. Bancorp	1,059,232	0.4	19,299
Wells Fargo & Co.	2,486,376	1.1	49,752
Other Securities		0.9	41,919

		2.4	110,970

Capital Goods 7.6%
3M Co.	415,741	0.5	23,947
General Electric Co.	6,237,677	1.7	78,907
United Technologies Corp.	570,169	0.6	27,847
Other Securities		4.8	215,668

		7.6	346,369

Commercial & Professional Supplies 0.7%
Other Securities		0.7	32,099

Consumer Durables & Apparel 1.1%
Other Securities		1.1	49,731

Consumer Services 1.8%
McDonald’s Corp.	671,221	0.8	35,769
Other Securities		1.0	45,362

		1.8	81,131

Diversified Financials 6.3%
Bank of America Corp.	3,837,204	0.8	34,266
JPMorgan Chase & Co.	2,251,616	1.6	74,303
The Charles Schwab Corp. (b)	582,786	0.2	10,770
The Goldman Sachs Group, Inc.	297,977	0.8	38,290
Other Securities		3.0	132,628

		6.4	290,257

Energy 12.5%
Chevron Corp.	1,219,559	1.8	80,613
ConocoPhillips	906,119	0.8	37,151
Exxon Mobil Corp.	3,052,491	4.4	203,510
Occidental Petroleum Corp.	495,524	0.6	27,893
Schlumberger Ltd.	728,459	0.8	35,687
Other Securities		4.1	187,408

		12.5	572,262

Food & Staples Retailing 3.3%
CVS Caremark Corp.	854,940	0.6	27,170
Wal-Mart Stores, Inc.	1,331,643	1.5	67,115
Other Securities		1.2	56,652

		3.3	150,937

Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	1,193,829	0.4	19,495
Kraft Foods, Inc., Class A	882,400	0.4	20,648
PepsiCo, Inc.	927,083	1.0	46,132
Philip Morris International, Inc.	1,214,884	1.0	43,979
The Coca-Cola Co.	1,184,352	1.1	50,986
Other Securities		1.9	82,810

		5.8	264,050

Health Care Equipment & Services 4.3%
Medtronic, Inc.	670,796	0.5	21,466
Other Securities		3.8	175,244

		4.3	196,710

Household & Personal Products 2.8%
The Procter & Gamble Co.	1,774,636	1.9	87,738

22 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Other Securities		0.9	42,545

		2.8	130,283

Insurance 2.3%
Other Securities		2.3	107,518

Materials 3.4%
Monsanto Co.	329,326	0.6	27,956
Other Securities		2.8	128,005

		3.4	155,961

Media 2.6%
Comcast Corp., Class A	1,727,063	0.6	26,700
The Walt Disney Co.	1,111,116	0.5	24,334
Other Securities		1.5	70,138

		2.6	121,172

Pharmaceuticals, Biotechnology & Life Sciences 9.4%
Abbott Laboratories	924,205	0.9	38,678
Amgen, Inc. *	633,298	0.7	30,696
Bristol-Myers Squibb Co.	1,189,853	0.5	22,845
Eli Lilly & Co.	604,055	0.4	19,886
Gilead Sciences, Inc. *	551,294	0.6	25,249
Johnson & Johnson	1,655,330	1.9	86,673
Merck & Co., Inc.	1,272,857	0.7	30,854
Pfizer, Inc.	4,016,667	1.2	53,663
Schering-Plough Corp.	946,326	0.5	21,784
Wyeth	800,282	0.7	33,932
Other Securities		1.3	65,560

		9.4	429,820

Real Estate 1.0%
Other Securities		1.0	46,056

Retailing 3.7%
The Home Depot, Inc.	1,019,607	0.6	26,836
Other Securities		3.1	141,317

		3.7	168,153

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	3,333,326	1.2	52,600
Other Securities		1.3	62,370

		2.5	114,970

Software & Services 6.9%
Google, Inc., Class A *	141,971	1.2	56,216
Microsoft Corp.	4,613,998	2.0	93,480
Oracle Corp.	2,331,376	1.0	45,089
Other Securities		2.7	123,617

		6.9	318,402

Technology Hardware & Equipment 8.8%
Apple, Inc. *	532,505	1.5	67,005
Cisco Systems, Inc. *	3,498,668	1.5	67,594
Hewlett-Packard Co.	1,456,373	1.1	52,400
International Business Machines Corp.	802,287	1.8	82,804
QUALCOMM, Inc.	986,578	0.9	41,752
Other Securities		2.0	93,523

		8.8	405,078

Telecommunication Services 3.7%
AT&T, Inc.	3,500,842	2.0	89,692
Verizon Communications, Inc.	1,693,606	1.1	51,384
Other Securities		0.6	27,068

		3.7	168,144

Transportation 2.1%
United Parcel Service, Inc., Class B	596,665	0.7	31,229
Other Securities		1.4	64,829

		2.1	96,058

Utilities 3.9%
Other Securities		3.9	176,543

Total Common Stock (Cost $4,840,128)			4,553,088

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.8% of net assets

Commercial Paper & Other Obligations 0.7%
Citibank, New York Time Deposit
0.03%, 05/01/09	28,456	0.7	28,456

U.S. Treasury Obligations 0.1%
Other Securities		0.1	5,502

Total Short-Term Investments (Cost $33,958)			33,958

End of Investments.

See financial notes 23

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 0.2% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	9,834,058	0.2	9,834

Total Collateral Invested for Securities on Loan (Cost $9,834)			9,834

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 04/30/09 the tax basis cost of the fund’s investments was $4,916,023 and the unrealized appreciation and depreciation were $1,131,129 and ($1,460,106), respectively, with a net unrealized depreciation of ($328,977).

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(b)	Issuer is affiliated with the fund’s adviser. Please see complete schedule of holdings.
(c)	All or a portion of this security is on loan. Please see complete schedule of holdings.
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/09. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
S & P 500 Index, e-mini, Long, expires 06/19/09	500	21,750	2,605

24 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $9,229 (cost $4,874,086)		$4,587,046
Collateral invested for securities on loan		9,834
Receivables:
Dividends		6,592
Fund shares sold		3,579
Income from securities on loan		620
Foreign tax reclaims		13
Due from brokers for futures		2
Prepaid expenses	+	15

Total assets		4,607,701

Liabilities
Collateral held for securities on loan		9,834
Payables:
Investment adviser and administrator fees		36
Transfer agent and shareholder services fees		59
Fund shares redeemed		17,314
Trustees’ fees		4
Accrued expenses	+	225

Total liabilities		27,472

Net Assets
Total assets		4,607,701
Total liabilities	−	27,472

Net assets		$4,580,229
Net Assets by Source
Capital received from investors		5,724,134
Net investment income not yet distributed		35,881
Net realized capital losses		(895,351)
Net unrealized capital losses		(284,435)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$2,209,167		163,235		$13.53
Select Shares	$2,236,618		164,751		$13.58
e.Shares	$134,444		9,936		$13.53

See financial notes 25

 Schwab S&P 500 Index Fund

Statement of
Operations
For November 1, 2008 through April 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Dividends (including $71 from affiliated issuer and net of foreign withholding tax of $4)		$66,897
Interest		15
Securities on loan	+	793

Total investment income		67,705

Net Realized Gains and Losses
Net realized gains on investments		318
Net realized losses on futures contracts	+	(9,155)

Net realized losses		(8,837)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(498,150)
Net unrealized losses on futures contracts	+	(740)

Net unrealized losses		(498,890)

Expenses
Investment adviser and administrator fees		2,121
Transfer agent and shareholder service fees:
Investor Shares		2,591
Select Shares		1,087
e.Shares		68
Shareholder reports		181
Portfolio accounting fees		76
Registration fees		71
Custodian fees		66
Trustees’ fees		35
Professional fees		33
Interest expense		20
Other expenses	+	77

Total expenses		6,426
Expense reduction by adviser and Schwab	−	358

Net expenses		6,068

Increase (Decrease) in Net Assets from Operations
Total investment income		67,705
Net expenses	−	6,068

Net investment income		61,637
Net realized losses		(8,837)
Net unrealized losses	+	(498,890)

Decrease in net assets from operations		($446,090)

26 See financial notes

 Schwab S&P 500 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		11/1/08-4/30/09	11/1/07-10/31/08
Net investment income		$61,637	$141,674
Net realized losses		(8,837)	(48,887)
Net unrealized losses	+	(498,890)	(3,050,324)

Decrease in net assets from operations		(446,090)	(2,957,537)

Distributions to Shareholders
Distributions from net investment income
Investor Shares		61,219	61,410
Select Shares		70,329	74,254
e.Shares	+	4,259	4,519

Total distributions from net investment income		$135,807	$140,183

Transactions in Fund Shares

		11/1/08-4/30/09		11/1/07-10/31/08
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		16,317	$212,008	20,489	$401,669
Select Shares		17,563	229,499	23,870	470,078
e.Shares	+	2,134	28,276	4,609	79,000

Total shares sold		36,014	$469,783	48,968	$950,747

Shares Reinvested
Investor Shares		4,242	$58,541	2,585	$58,820
Select Shares		4,510	62,414	2,885	65,826
e.Shares	+	272	3,759	181	4,127

Total shares reinvested		9,024	$124,714	5,651	$128,773

Shares Redeemed
Investor Shares		(13,038)	($166,546)	(30,693)	($612,594)
Select Shares		(27,370)	(358,633)	(35,683)	(704,340)
e.Shares	+	(4,705)	(60,794)	(3,896)	(78,278)

Total shares redeemed		(45,113)	($585,973)	(70,272)	($1,395,212)

Net transactions in fund shares		(75)	$8,524	(15,653)	($315,692)

Shares Outstanding and Net Assets
		11/1/08-4/30/09		11/1/07-10/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		337,997	$5,153,602	353,650	$8,567,014
Total decrease	+	(75)	(573,373)	(15,653)	(3,413,412)

End of period		337,922	$4,580,229	337,997	$5,153,602

Net investment income not yet distributed			$35,881		$110,051

See financial notes 27

Schwab Institutional Select® S&P 500 Fund

Financial Statements

Financial Highlights

	11/1/08–		11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–
	4/30/09*		10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per-Share Data ($)

Net asset value at beginning of period	7.79		12.39	10.99	9.57	8.95	8.30

Income (loss) from investment operations:
Net investment income (loss)	0.09		0.21	0.21	0.16	0.15	0.13
Net realized and unrealized gains (losses)	(0.75)		(4.60)	1.36	1.39	0.62	0.64

Total from investment operations	(0.66)		(4.39)	1.57	1.55	0.77	0.77
Less distributions:
Distributions from net investment income	(0.21)		(0.21)	(0.17)	(0.13)	(0.15)	(0.12)

Net asset value at end of period	6.92		7.79	12.39	10.99	9.57	8.95

Total return (%)	(8.55)[1]		(36.00)	14.43	16.39	8.64	9.36

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	[2]	0.10	0.10	0.10	0.10	0.15
Gross operating expenses	0.23	[2]	0.22	0.22	0.28	0.33	0.35
Net investment income (loss)	2.87	[2]	2.17	1.89	1.84	1.82	1.56
Portfolio turnover rate	1	[1]	1	1	2	3	3
Net assets, end of period ($ x 1,000,000)	2,491		2,385	3,103	2,080	1,246	348

* Unaudited.

1 Not annualized.
2 Annualized.

28 See financial notes

 Schwab Institutional Select S&P 500 Fund

Portfolio Holdings as of April 30, 2009 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as Other Securities in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.9%	Common Stock	3,258,475	2,413,924
2.2%	Short-Term Investments	54,287	54,287

99.1%	Total Investments	3,312,762	2,468,211
0.2%	Collateral Invested for Securities on Loan	4,286	4,286
0.7%	Other Assets and Liabilities, Net		18,372

100.0%	Net Assets		2,490,869

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 96.9% of net assets

Automobiles & Components 0.5%
Other Securities		0.5	12,155

Banks 2.4%
U.S. Bancorp	555,696	0.4	10,125
Wells Fargo & Co.	1,350,433	1.1	27,022
Other Securities		0.9	21,820

		2.4	58,967

Capital Goods 7.3%
3M Co.	219,478	0.5	12,642
General Electric Co.	3,321,675	1.7	42,019
United Technologies Corp.	298,166	0.6	14,562
Other Securities		4.5	112,122

		7.3	181,345

Commercial & Professional Supplies 0.7%
Other Securities		0.7	17,377

Consumer Durables & Apparel 1.0%
Other Securities		1.0	25,549

Consumer Services 1.7%
McDonald’s Corp.	355,817	0.8	18,962
Other Securities		0.9	24,276

		1.7	43,238

Diversified Financials 6.1%
Bank of America Corp.	2,033,607	0.7	18,160
JPMorgan Chase & Co.	1,193,415	1.6	39,383
The Charles Schwab Corp. (a)	299,895	0.2	5,542
The Goldman Sachs Group, Inc.	159,892	0.8	20,546
Other Securities		2.8	69,122

		6.1	152,753

Energy 12.1%
Chevron Corp.	632,875	1.7	41,833
ConocoPhillips	467,871	0.8	19,183
Exxon Mobil Corp.	1,574,407	4.2	104,966
Occidental Petroleum Corp.	255,926	0.6	14,406
Schlumberger Ltd.	378,380	0.7	18,537
Other Securities		4.1	101,942

		12.1	300,867

Food & Staples Retailing 3.2%
CVS Caremark Corp.	464,011	0.6	14,746
Wal-Mart Stores, Inc.	711,059	1.4	35,837
Other Securities		1.2	29,742

		3.2	80,325

Food, Beverage & Tobacco 5.7%
Altria Group, Inc.	647,862	0.4	10,580
Kraft Foods, Inc., Class A	461,554	0.4	10,800
PepsiCo, Inc.	495,756	1.0	24,669
Philip Morris International, Inc.	633,262	0.9	22,924
The Coca-Cola Co.	633,176	1.1	27,258
Other Securities		1.9	45,831

		5.7	142,062

Health Care Equipment & Services 4.1%
Medtronic, Inc.	349,443	0.4	11,182
Other Securities		3.7	92,044

		4.1	103,226

Household & Personal Products 2.7%
The Procter & Gamble Co.	925,554	1.8	45,760

See financial notes 29

 Schwab Institutional Select S&P 500 Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Other Securities		0.9	21,998

		2.7	67,758

Insurance 2.3%
Other Securities		2.3	57,311

Materials 3.3%
Monsanto Co.	174,574	0.6	14,820
Other Securities		2.7	68,226

		3.3	83,046

Media 2.6%
Comcast Corp., Class A	915,401	0.6	14,152
The Walt Disney Co.	587,267	0.5	12,861
Other Securities		1.5	37,156

		2.6	64,169

Pharmaceuticals, Biotechnology & Life Sciences 9.2%
Abbott Laboratories	486,581	0.8	20,363
Amgen, Inc. *	330,261	0.6	16,008
Bristol-Myers Squibb Co.	623,911	0.5	11,979
Eli Lilly & Co.	318,468	0.4	10,484
Gilead Sciences, Inc. *	287,381	0.5	13,162
Johnson & Johnson	874,095	1.8	45,768
Merck & Co., Inc.	663,486	0.6	16,083
Pfizer, Inc.	2,119,005	1.1	28,310
Schering-Plough Corp.	512,575	0.5	11,800
Wyeth	419,782	0.7	17,799
Other Securities		1.7	36,819

		9.2	228,575

Real Estate 1.0%
Other Securities		1.0	25,443

Retailing 3.6%
The Home Depot, Inc.	540,343	0.5	14,222
Other Securities		3.1	75,496

		3.6	89,718

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	1,771,579	1.1	27,955
Other Securities		1.4	33,583

		2.5	61,538

Software & Services 6.8%
Google, Inc., Class A *	75,787	1.2	30,009
Microsoft Corp.	2,427,833	1.9	49,188
Oracle Corp.	1,213,310	0.9	23,465
Other Securities		2.8	66,752

		6.8	169,414

Technology Hardware & Equipment 8.6%
Apple, Inc. *	282,135	1.4	35,501
Cisco Systems, Inc. *	1,846,360	1.4	35,672
Hewlett-Packard Co.	758,335	1.1	27,285
International Business Machines Corp.	424,403	1.8	43,803
QUALCOMM, Inc.	526,787	0.9	22,294
Other Securities		2.0	49,677

		8.6	214,232

Telecommunication Services 3.6%
AT&T, Inc.	1,851,394	1.9	47,433
Verizon Communications, Inc.	898,272	1.1	27,254
Other Securities		0.6	14,012

		3.6	88,699

Transportation 2.1%
United Parcel Service, Inc., Class B	314,953	0.7	16,485
Other Securities		1.4	35,388

		2.1	51,873

Utilities 3.8%
Other Securities		3.8	94,284

Total Common Stock (Cost $3,258,475)			2,413,924

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 2.2% of net assets

Commercial Paper & Other Obligation 1.7%
Citibank, New York Time Deposit
0.03%, 05/01/09	42,792	1.7	42,792

U.S. Treasury Obligations 0.5%
Other Securities		0.5	11,495

Total Short-Term Investments (Cost $54,287)			54,287

End of Investments.

30 See financial notes

 Schwab Institutional Select S&P 500 Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 0.2% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	4,286,285	0.2	4,286

Total Collateral Invested for Securities on Loan (Cost $4,286)			4,286

(All dollar amounts are x 1,000)

At 04/30/09, the tax basis cost of the fund’s investments was $3,324,040, and the unrealized appreciation and depreciation were $69,320 and ($925,149), respectively, with a net unrealized depreciation of ($855,829).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(c)	All or a portion of this security is on loan. Please see complete schedule of holdings.

In addition to the above, the fund held the following at 04/30/09. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
S & P 500 Index, e-mini, Long, expires 06/19/09	1,700	73,950	6,862

See financial notes 31

 Schwab Institutional Select S&P 500 Fund

Statement of
Assets and Liabilities
As of April 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $4,023 (cost $3,312,762)		$2,468,211
Collateral invested for securities on loan		4,286
Receivables:
Fund shares sold		21,110
Dividends		3,393
Income from securities on loan		270
Due from brokers for futures		33
Foreign tax reclaims		6
Prepaid expenses	+	7

Total assets		2,497,316

Liabilities
Collateral held for securities on loan		4,286
Payables:
Transfer agent and shareholder services fees		15
Fund shares redeemed		2,025
Trustees’ fees		2
Accrued expenses	+	119

Total liabilities		6,447

Net Assets
Total assets		2,497,316
Total liabilities	−	6,447

Net assets		$2,490,869
Net Assets by Source
Capital received from investors		3,475,720
Net investment income not yet distributed		18,329
Net realized capital losses		(165,491)
Net unrealized capital losses		(837,689)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$2,490,869		359,709		$6.92

32 See financial notes

 Schwab Institutional Select S&P 500 Fund

Statement of
Operations
For November 1, 2008 through April 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Dividends (including of $31 from affiliated issuer and net of foreign withholding tax of $2)		$31,420
Interest		28
Securities on loan	+	350

Total investment income		31,798

Net Realized Gains and Losses
Net realized losses on investments		(10,213)
Net realized losses on futures contracts	+	(20,123)

Net realized losses		(30,336)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(184,501)
Net unrealized gains on futures contracts	+	13,345

Net unrealized losses		(171,156)

Expenses
Investment adviser and administrator fees		1,113
Transfer agent and shareholder service fees		1,071
Registration fees		108
Portfolio accounting fees		45
Custodian fees		37
Shareholder reports		25
Professional fees		20
Trustees’ fees		18
Other expenses	+	29

Total expenses		2,466
Expense reduction by adviser and Schwab	−	1,395

Net expenses		1,071

Increase in Net Assets from Operations
Total investment income		31,798
Net expenses	−	1,071

Net investment income		30,727
Net realized losses		(30,336)
Net unrealized losses	+	(171,156)

Decrease in net assets from operations		($170,765)

See financial notes 33

 Schwab Institutional Select S&P 500 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

Operations

		11/1/08-4/30/09	11/1/07-10/31/08
Net investment income		$30,727	$63,096
Net realized losses		(30,336)	(85,977)
Net unrealized losses	+	(171,156)	(1,206,648)

Decrease in net assets from operations		(170,765)	(1,229,529)

Distributions to Shareholders
Distributions from net investment income		$62,797	$53,061

Transactions in Fund Shares

		11/1/08-4/30/09		11/1/07-10/31/08
		SHARES	VALUE	SHARES	VALUE
Shares Sold		117,001	$758,544	135,006	$1,356,798
Shares Reinvested		8,016	56,596	4,137	48,190
Shares Redeemed	+	(71,243)	(475,394)	(83,668)	(840,651)

Net transactions in fund shares		53,774	$339,746	55,475	$564,337

Shares Outstanding and Net Assets
		11/1/08-4/30/09		11/1/07-10/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		305,935	$2,384,685	250,460	$3,102,938
Total increase or decrease	+	53,774	106,184	55,475	(718,253)

End of period		359,709	$2,490,869	305,935	$2,384,685

Net investment income not yet distributed			$18,329		$50,399

34 See financial notes

Schwab 1000 Index® Fund

Financial Statements

Financial Highlights

	11/1/08–		11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–
Investor Shares	4/30/09*		10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per-Share Data ($)

Net asset value at beginning of period	28.69		45.81	40.40	35.31	32.54	30.25

Income (loss) from investment operations:
Net investment income (loss)	0.31	[1]	0.66 [1]	0.60 [1]	0.50 [1]	0.55	0.37
Net realized and unrealized gains (losses)	(2.48)		(17.13)	5.33	5.05	2.70	2.26

Total from investment operations	(2.17)		(16.47)	5.93	5.55	3.25	2.63
Less distributions:
Distributions from net investment income	(0.64)		(0.62)	(0.52)	(0.46)	(0.48)	(0.34)
Distributions from net realized gains	—		(0.03)	—	—	—	—

Total distributions	(0.64)		(0.65)	(0.52)	(0.46)	(0.48)	(0.34)

Net asset value at end of period	25.88		28.69	45.81	40.40	35.31	32.54

Total return (%)	(7.57)[2]		(36.43)	14.81	15.84	10.04	8.78

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.51	[3]	0.49	0.48	0.49	0.50	0.50
Gross operating expenses	0.51	[3]	0.49	0.48	0.49	0.50	0.50
Net investment income (loss)	2.51	[3]	1.68	1.39	1.34	1.49	1.15
Portfolio turnover rate	3	[2]	4	6	5	6	5
Net assets, end of period ($ x 1,000,000)	1,983		2,260	3,974	3,918	4,166	4,258

	11/1/08–		11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–
Select Shares	4/30/09*		10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per-Share Data ($)

Net asset value at beginning of period	28.71		45.84	40.43	35.34	32.56	30.27

Income (loss) from investment operations:
Net investment income (loss)	0.33	[1]	0.71 [1]	0.66 [1]	0.56 [1]	0.56	0.42
Net realized and unrealized gains (losses)	(2.48)		(17.12)	5.34	5.04	2.74	2.25

Total from investment operations	(2.15)		(16.41)	6.00	5.60	3.30	2.67
Less distributions:
Distributions from net investment income	(0.70)		(0.69)	(0.59)	(0.51)	(0.52)	(0.38)
Distributions from net realized gains	—		(0.03)	—	—	—	—

Total distributions	(0.70)		(0.72)	(0.59)	(0.51)	(0.52)	(0.38)

Net asset value at end of period	25.86		28.71	45.84	40.43	35.34	32.56

Total return (%)	(7.50)[2]		(36.33)	14.98	16.01	10.21	8.90

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.36	[3]	0.34	0.33	0.34	0.35	0.35
Gross operating expenses	0.36	[3]	0.34	0.33	0.34	0.35	0.35
Net investment income (loss)	2.66	[3]	1.83	1.54	1.48	1.63	1.30
Portfolio turnover rate	3	[2]	4	6	5	6	5
Net assets, end of period ($ x 1,000,000)	1,729		2,021	3,311	2,924	2,328	2,138

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.

See financial notes 35

 Schwab 1000 Index Fund

Portfolio Holdings as of April 30, 2009 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.7%		Common Stock	2,561,394	3,699,003
0.2%		Foreign Common Stock	7,039	5,414
	—%	Short-Term Investments	1,538	1,538

99.9%		Total Investments	2,569,971	3,705,955
0.2%		Collateral Invested for Securities on Loan	7,838	7,838
(0	.1)%	Other Assets and Liabilities, Net		(2,099)

100.0%		Net Assets		3,711,694

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 99.7% of net assets

Automobiles & Components 0.5%
Other Securities		0.5	18,973

Banks 2.5%
U.S. Bancorp	746,805	0.4	13,607
Wells Fargo & Co.	1,796,396	1.0	35,946
Other Securities		1.1	44,390

		2.5	93,943

Capital Goods 7.9%
3M Co.	294,934	0.5	16,988
General Electric Co.	4,453,122	1.5	56,332
United Technologies Corp.	402,863	0.5	19,676
Other Securities		5.4	199,041

		7.9	292,037

Commercial & Professional Supplies 0.9%
Other Securities		0.9	33,479

Consumer Durables & Apparel 1.1%
Other Securities		1.1	40,265

Consumer Services 1.9%
McDonald’s Corp.	475,036	0.7	25,315
Other Securities		1.2	46,020

		1.9	71,335

Diversified Financials 5.8%
Bank of America Corp.	2,731,741	0.7	24,394
JPMorgan Chase & Co.	1,592,978	1.4	52,568
The Charles Schwab Corp. (a)	403,065	0.2	7,449
The Goldman Sachs Group, Inc.	212,932	0.7	27,362
Other Securities		2.8	104,788

		5.8	216,561

Energy 12.4%
Chevron Corp.	858,277	1.5	56,732
ConocoPhillips	630,366	0.7	25,845
Exxon Mobil Corp.	2,105,122	3.8	140,348
Occidental Petroleum Corp.	343,316	0.5	19,325
Schlumberger Ltd.	507,106	0.7	24,843
Other Securities		5.2	192,089

		12.4	459,182

Food & Staples Retailing 2.9%
CVS Caremark Corp.	608,511	0.5	19,338
Wal-Mart Stores, Inc.	950,927	1.3	47,927
Other Securities		1.1	41,381

		2.9	108,646

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	876,965	0.4	14,321
Kraft Foods, Inc., Class A	624,564	0.4	14,615
PepsiCo, Inc.	658,587	0.9	32,771
Philip Morris International, Inc.	849,065	0.8	30,736
The Coca-Cola Co.	845,854	1.0	36,414
Other Securities		1.8	66,460

		5.3	195,317

Health Care Equipment & Services 4.4%
Medtronic, Inc.	472,968	0.4	15,135
Other Securities		4.0	148,789

		4.4	163,924

Household & Personal Products 2.6%
The Procter & Gamble Co.	1,255,619	1.7	62,078

36 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Other Securities		0.9	35,315

		2.6	97,393

Insurance 3.4%
Berkshire Hathaway, Inc., Class A *	273	0.7	25,662
Other Securities		2.7	101,829

		3.4	127,491

Materials 3.7%
Monsanto Co.	232,234	0.5	19,714
Other Securities		3.2	119,144

		3.7	138,858

Media 2.8%
Comcast Corp., Class A	1,225,703	0.5	18,949
The Walt Disney Co.	788,652	0.5	17,272
Other Securities		1.8	65,763

		2.8	101,984

Pharmaceuticals, Biotechnology & Life Sciences 8.7%
Abbott Laboratories	654,946	0.7	27,409
Amgen, Inc. *	440,660	0.6	21,359
Bristol-Myers Squibb Co.	839,339	0.4	16,115
Eli Lilly & Co.	424,771	0.4	13,983
Gilead Sciences, Inc. *	386,112	0.5	17,684
Johnson & Johnson	1,175,467	1.7	61,547
Merck & Co., Inc.	897,085	0.6	21,745
Pfizer, Inc.	2,845,010	1.0	38,009
Schering-Plough Corp.	686,616	0.4	15,806
Wyeth	564,533	0.7	23,936
Other Securities		1.7	66,251

		8.7	323,844

Real Estate 1.5%
Other Securities		1.5	56,519

Retailing 3.7%
The Home Depot, Inc.	720,115	0.5	18,954
Other Securities		3.2	117,133

		3.7	136,087

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	2,364,780	1.0	37,316
Other Securities		1.5	54,141

		2.5	91,457

Software & Services 7.3%
Google, Inc., Class A *	101,561	1.1	40,215
Microsoft Corp.	3,258,938	1.8	66,026
Oracle Corp.	1,661,910	0.9	32,141
Other Securities		3.5	132,493

		7.3	270,875

Technology Hardware & Equipment 8.2%
Apple, Inc. *	377,914	1.3	47,553
Cisco Systems, Inc. *	2,484,615	1.3	48,003
Hewlett-Packard Co.	1,044,068	1.0	37,566
International Business Machines Corp.	572,040	1.6	59,040
QUALCOMM, Inc.	701,878	0.8	29,703
Other Securities		2.2	81,886

		8.2	303,751

Telecommunication Services 3.5%
AT&T, Inc.	2,499,177	1.7	64,029
Verizon Communications, Inc.	1,206,237	1.0	36,597
Other Securities		0.8	27,443

		3.5	128,069

Transportation 2.1%
United Parcel Service, Inc., Class B	422,075	0.6	22,091
Other Securities		1.5	53,678

		2.1	75,769

Utilities 4.1%
Other Securities		4.1	153,244

Total Common Stock (Cost $2,561,394)			3,699,003

Foreign Common Stock 0.2% of net assets

Bermuda 0.2%

Capital Goods 0.1%
Other Securities		0.1	1,397

Diversified Financials 0.1%
Other Securities		0.1	2,866

Insurance 0.0%
Other Securities		0.0	923

Software & Services 0.0%
Other Securities		0.0	100

		0.2	5,286

British Virgin Islands 0.0%

Transportation 0.0%
Other Securities		0.0	128

Total Foreign Common Stock (Cost $7,039)			5,414

See financial notes 37

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%
Other Securities		0.0	1,538

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 0.2% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	7,837,902	0.2	7,838
Total Collateral Invested for Securities on Loan (Cost $7,838)			7,838

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 04/30/09, the tax basis cost of the fund’s investments was $2,545,459 and the unrealized appreciation and depreciation were $1,606,252 and ($445,756), respectively, with a net unrealized appreciation of $1,160,496.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(c)	All or a portion of this security is on loan. Please see complete schedule of holdings.
REIT — Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/09. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
S & P 500 Index, e-mini, Long, expires 06/19/09	75	3,263	215

38 See financial notes

 Schwab 1000 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $7,356 (cost $2,569,971)		$3,705,955
Collateral invested for securities on loan		7,838
Receivables:
Dividends		5,134
Fund shares sold		3,076
Income from securities on loan		452
Foreign tax reclaims		15
Interest		7
Due from brokers for futures		3
Prepaid expenses	+	13

Total assets		3,722,493

Liabilities
Collateral held for securities on loan		7,838
Payables:
Investments bought		15
Investment adviser and administrator fees		70
Transfer agent and shareholder services fees		54
Fund shares redeemed		2,548
Payable to custodian		81
Trustees’ fees		9
Accrued expenses	+	184

Total liabilities		10,799

Net Assets
Total assets		3,722,493
Total liabilities	−	10,799

Net assets		$3,711,694
Net Assets by Source
Capital received from investors		2,516,011
Net investment income not yet distributed		27,500
Net realized capital gains		31,984
Net unrealized capital gains		1,136,199

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$1,983,041		76,616		$25.88
Select Shares	$1,728,653		66,850		$25.86

See financial notes 39

 Schwab 1000 Index Fund

Statement of
Operations
For November 1, 2008 through April 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Dividends (including $51 from affiliated issuer and net of foreign withholding tax of $11)		$53,978
Interest		15
Securities on loan	+	595

Total investment income		54,588

Net Realized Gains and Losses
Net realized gains on investments		11,830
Net realized gains on affiliated issuer		130
Net realized gains on futures contracts	+	640

Net realized gains		12,600

Net Unrealized Gains and Losses
Net unrealized losses on investments		(403,449)
Net unrealized losses on futures contracts	+	(172)

Net unrealized losses		(403,621)

Expenses
Investment adviser and administrator fees		4,177
Transfer agent and shareholder service fees:
Investor Shares		2,393
Select Shares		851
Shareholder reports		167
Portfolio accounting fees		70
Registration fees		54
Trustees’ fees		46
Custodian fees		45
Professional fees		33
Interest expense		11
Other expenses	+	37

Total expenses		7,884
Expense reduction by adviser and Schwab	−	1

Net expenses		7,883

Increase (Decrease) in Net Assets from Operations
Total investment income		54,588
Net expenses	−	7,883

Net investment income		46,705
Net realized gains		12,600
Net unrealized losses	+	(403,621)

Decrease in net assets from operations		($344,316)

40 See financial notes

 Schwab 1000 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods; All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		11/1/08-4/30/09	11/1/07-10/31/08
Net investment income		$46,705	$106,353
Net realized gains		12,600	16,203
Net unrealized losses	+	(403,621)	(2,658,720)

Decrease in net assets from operations		(344,316)	(2,536,164)

Distributions to Shareholders
Distributions from net investment income
Investor Shares		50,004	52,859
Select Shares	+	49,147	49,349

Total distributions from net investment income		99,151	102,208

Distributions from net realized gains
Investor Shares		—	2,740
Select Shares	+	—	2,293

Total distributions from net realized gains		—	5,033

Total distributions		$99,151	$107,241

Transactions in Fund Shares

		11/1/08-4/30/09		11/1/07-10/31/08
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		3,319	$81,752	5,772	$217,822
Select Shares	+	7,843	196,422	10,059	373,493

Total shares sold		11,162	$278,174	15,831	$591,315

Shares Reinvested
Investor Shares		1,767	$45,998	1,186	$51,269
Select Shares	+	1,524	39,629	974	42,080

Total shares reinvested		3,291	$85,627	2,160	$93,349

Shares Redeemed
Investor Shares		(7,220)	($174,740)	(14,962)	($569,361)
Select Shares	+	(12,925)	(314,886)	(12,842)	(476,106)

Total shares redeemed		(20,145)	($489,626)	(27,804)	($1,045,467)

Net transactions in fund shares		(5,692)	($125,825)	(9,813)	($360,803)

Shares Outstanding and Net Assets
		11/1/08-4/30/09		11/1/07-10/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		149,158	$4,280,986	158,971	$7,285,194
Total decrease	+	(5,692)	(569,292)	(9,813)	(3,004,208)

End of period		143,466	$3,711,694	149,158	$4,280,986

Net investment income not yet distributed			$27,500		$79,946

See financial notes 41

Schwab Small-Cap Index Fund®

Financial Statements

Financial Highlights

	11/1/08–		11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–
Investor Shares	4/30/09*		10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per-Share Data ($)

Net asset value at beginning of period	13.82		25.30	25.92	22.31	19.92	18.22

Income (loss) from investment operations:
Net investment income (loss)	0.11	[1]	0.30 [1]	0.32 [1]	0.23 [1]	0.14	0.13
Net realized and unrealized gains (losses)	(0.99)		(7.88)	2.35	3.67	2.38	1.68

Total from investment operations	(0.88)		(7.58)	2.67	3.90	2.52	1.81
Less distributions:
Distributions from net investment income	(0.26)		(0.28)	(0.24)	(0.14)	(0.13)	(0.11)
Distributions from net realized gains	—		(3.62)	(3.05)	(0.15)	—	—

Total distributions	(0.26)		(3.90)	(3.29)	(0.29)	(0.13)	(0.11)

Net asset value at end of period	12.68		13.82	25.30	25.92	22.31	19.92

Total return (%)	(6.23)[2]		(34.60)	11.16	17.62	12.66	9.98

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.59	[3]	0.57	0.57	0.57	0.58	0.59
Gross operating expenses	0.60	[3]	0.57	0.57	0.57	0.58	0.59
Net investment income (loss)	1.95	[3]	1.62	1.28	0.94	0.57	0.66
Portfolio turnover rate	25	[2]	64	31	29	40	39
Net assets, end of period ($ x 1,000,000)	389		448	756	771	823	869

	11/1/08–		11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–
Select Shares	4/30/09*		10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per-Share Data ($)

Net asset value at beginning of period	13.85		25.35	25.97	22.36	19.96	18.25

Income (loss) from investment operations:
Net investment income (loss)	0.12	[1]	0.33 [1]	0.35 [1]	0.27 [1]	0.17	0.17
Net realized and unrealized gains (losses)	(1.00)		(7.89)	2.36	3.67	2.39	1.68

Total from investment operations	(0.88)		(7.56)	2.71	3.94	2.56	1.85
Less distributions:
Distributions from net investment income	(0.29)		(0.32)	(0.28)	(0.18)	(0.16)	(0.14)
Distributions from net realized gains	—		(3.62)	(3.05)	(0.15)	—	—

Total distributions	(0.29)		(3.94)	(3.33)	(0.33)	(0.16)	(0.14)

Net asset value at end of period	12.68		13.85	25.35	25.97	22.36	19.96

Total return (%)	(6.21)[2]		(34.48)	11.35	17.78	12.86	10.16

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.42	[3]	0.42	0.42	0.42	0.41	0.42
Gross operating expenses	0.45	[3]	0.42	0.42	0.42	0.43	0.44
Net investment income (loss)	2.12	[3]	1.78	1.43	1.10	0.74	0.82
Portfolio turnover rate	25	[2]	64	31	29	40	39
Net assets, end of period ($ x 1,000,000)	576		628	969	889	795	761

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.

42 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings as of April 30, 2009 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

	98.7%	Common Stock	1,185,598	953,092
	1.2%	Foreign Common Stock	18,351	11,413
	0.1%	Preferred Stock	1,145	625
	—%	Rights	44	17
	0.3%	Short-Term Investment	3,303	3,303

	100.3%	Total Investments	1,208,441	968,450
(0	.3)%	Other Assets and Liabilities, Net		(2,472)

	100.0%	Net Assets		965,978

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 98.7% of net assets

Automobiles & Components 0.5%
Other Securities		0.5	4,893

Banks 7.0%
Washington Federal, Inc.	171,039	0.2	2,220
Other Securities		6.8	65,077

		7.0	67,297

Capital Goods 10.0%
EMCOR Group, Inc. *	117,104	0.3	2,435
Gardner Denver, Inc. *	87,512	0.2	2,330
Nordson Corp.	61,043	0.2	2,215
Regal-Beloit Corp.	62,547	0.3	2,541
Watsco, Inc.	55,882	0.2	2,400
Other Securities		8.8	84,518

		10.0	96,439

Commercial & Professional Supplies 3.7%
Other Securities		3.7	36,100

Consumer Durables & Apparel 3.8%
Jarden Corp. *	138,808	0.3	2,790
Phillips-Van Heusen Corp.	92,100	0.3	2,674
The Warnaco Group, Inc. *	92,763	0.3	2,675
Wolverine World Wide, Inc.	98,936	0.2	2,061
Other Securities		2.7	26,272

		3.8	36,472

Consumer Services 4.8%
Bally Technologies, Inc. *	98,062	0.3	2,567
Jack in the Box, Inc. *	101,588	0.3	2,498
WMS Industries, Inc. *	89,551	0.3	2,875
Other Securities		3.9	38,487

		4.8	46,427

Diversified Financials 3.0%
AmeriCredit Corp. *	235,100	0.3	2,391
Stifel Financial Corp. *	42,150	0.2	2,075
Other Securities		2.5	24,830

		3.0	29,296

Energy 6.7%
World Fuel Services Corp.	57,978	0.2	2,211
Other Securities		6.5	62,130

		6.7	64,341

Food & Staples Retailing 1.1%
Casey’s General Stores, Inc.	90,926	0.2	2,419
Other Securities		0.9	8,025

		1.1	10,444

Food, Beverage & Tobacco 1.8%
Green Mountain Coffee Roasters, Inc. *	29,800	0.2	2,155
Other Securities		1.6	15,700

		1.8	17,855

Health Care Equipment & Services 6.6%
LifePoint Hospitals, Inc. *	95,641	0.2	2,472
NuVasive, Inc. *	64,700	0.2	2,452
The Cooper Cos., Inc.	80,500	0.2	2,314
West Pharmaceutical Services, Inc.	63,465	0.2	2,072
Other Securities		5.8	54,256

		6.6	63,566

Household & Personal Products 0.7%
Other Securities		0.7	7,047

See financial notes 43

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Insurance 2.9%
Other Securities		2.9	27,671

Materials 4.3%
Ashland, Inc.	118,400	0.3	2,600
Eagle Materials, Inc.	77,890	0.2	2,165
Rock-Tenn Co., Class A	68,400	0.3	2,583
Other Securities		3.5	33,865

		4.3	41,213

Media 1.1%
Other Securities		1.1	11,105

Pharmaceuticals, Biotechnology & Life Sciences 4.7%
Dendreon Corp. *	173,500	0.4	3,678
Dionex Corp. *	36,344	0.2	2,290
Other Securities		4.1	38,991

		4.7	44,959

Real Estate 6.9%
Corporate Office Properties Trust	92,349	0.3	2,822
MFA Financial, Inc.	396,064	0.2	2,333
National Retail Properties, Inc.	150,826	0.3	2,676
OMEGA Healthcare Investors, Inc.	147,258	0.2	2,315
Tanger Factory Outlet Centers, Inc.	62,034	0.2	2,067
Other Securities		5.7	54,008

		6.9	66,221

Retailing 4.6%
Chico’s FAS, Inc. *	293,200	0.2	2,240
Rent-A-Center, Inc. *	130,705	0.3	2,516
Tractor Supply Co. *	55,200	0.2	2,229
Williams-Sonoma, Inc.	155,000	0.2	2,170
Other Securities		3.7	35,574

		4.6	44,729

Semiconductors & Semiconductor Equipment 4.5%
International Rectifier Corp. *	142,500	0.2	2,405
PMC-Sierra, Inc. *	432,923	0.3	3,429
Skyworks Solutions, Inc. *	313,308	0.3	2,770
Other Securities		3.7	35,185

		4.5	43,789

Software & Services 7.1%
Convergys Corp. *	218,400	0.2	2,208
Digital River, Inc. *	61,200	0.2	2,351
Informatica Corp. *	171,381	0.3	2,725
Other Securities		6.4	60,815

		7.1	68,099

Technology Hardware & Equipment 6.6%
3Com Corp. *	803,119	0.3	3,253
ADTRAN, Inc.	98,005	0.2	2,073
Arris Group, Inc. *	219,860	0.2	2,346
Palm, Inc. *	196,360	0.2	2,060
Tech Data Corp. *	89,500	0.3	2,577
Other Securities		5.4	51,432

		6.6	63,741

Telecommunication Services 1.1%
Other Securities		1.1	11,034

Transportation 2.2%
Other Securities		2.2	21,193

Utilities 3.0%
Portland General Electric Co.	120,800	0.2	2,207
Suburban Propane Partners L.P.	55,094	0.2	2,204
Other Securities		2.6	24,750

		3.0	29,161

Total Common Stock (Cost $1,185,598)			953,092

Foreign Common Stock 1.2% of net assets

Bermuda 1.2%

Capital Goods 0.1%
Other Securities		0.1	955

Consumer Durables & Apparel 0.1%
Other Securities		0.1	863

Consumer Services 0.1%
Other Securities		0.1	413

Insurance 0.5%
Other Securities		0.5	5,169

Software & Services 0.2%
Other Securities		0.2	2,037

Telecommunication Services 0.1%
Other Securities		0.1	673

Transportation 0.0%
Other Securities		0.0	389

Utilities 0.1%
Other Securities		0.1	526

		1.2	11,025

Liberia 0.0%

Transportation 0.0%
Other Securities		0.0	388

Total Foreign Common Stock (Cost $18,351)			11,413

44 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Preferred Stock 0.1% of net assets

Healthcare - Services 0.1%
Other Securities		0.1	625

Total Preferred Stock (Cost $1,145)			625

Rights 0.0% of net assets
Other Securities		0.0	17

Total Rights (Cost $44)			17

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investment 0.3% of net assets

Commercial Paper & Other Obligation 0.2%
Citibank, New York Time Deposit
0.03% , 05/01/09	2,344	0.2	2,344

U.S. Treasury Obligations 0.1%
Other Securities		0.1	959

Total Short-Term Investment (Cost $3,303)			3,303

End of Investments.

(All dollar amounts are x 1,000)

At 04/30/09 the tax basis cost of the fund’s investments was $1,230,405 and the unrealized appreciation and depreciation were $103,023 and ($364,978), respectively, with a net unrealized depreciation of ($261,955).

*	Non-income producing security.
(a)	Fair-valued by Management. Please see complete schedule of holdings.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets. Please see complete schedule of holdings.

See financial notes 45

 Schwab Small Cap Index Fund

Statement of
Assets and Liabilities
As of April 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $1,208,441)		$968,450
Receivables:
Dividends		955
Fund shares sold		550
Due from investment adviser		1
Prepaid expenses	+	2

Total assets		969,958

Liabilities
Payables:
Investment adviser and administrator fees		24
Transfer agent and shareholder services fees		11
Fund shares redeemed		3,865
Due to brokers for futures		32
Trustees’ fees		1
Accrued expenses	+	47

Total liabilities		3,980

Net Assets
Total assets		969,958
Total liabilities	−	3,980

Net assets		$965,978
Net Assets by Source
Capital received from investors		1,301,224
Net investment income not yet distributed		5,952
Net realized capital losses		(101,207)
Net unrealized capital losses		(239,991)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$389,486		30,722		$12.68
Select Shares	$576,492		45,456		$12.68

46 See financial notes

 Schwab Small Cap Index Fund

Statement of
Operations
For November 1, 2008 through April 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Dividends (net of foreign withholding tax of $4)		$11,212
Interest	+	16

Total Investment Income		11,228

Net Realized Gains and Losses
Net realized losses on investments		(46,960)
Net realized losses on foreign currency transactions		(3)
Net realized losses on futures contracts	+	(8,724)

Net realized losses		(55,687)

Net Unrealized Losses
Net unrealized losses on investments		(24,933)
Net unrealized losses on futures contracts	+	(989)

Net unrealized losses		(25,922)

Expenses
Investment adviser and administrator fees		1,359
Transfer agent and shareholder service fees:
Investor Shares		443
Select Shares		264
Shareholder reports		47
Portfolio accounting fees		34
Professional fees		25
Custodian fees		25
Registration fees		16
Trustees’ fees		10
Interest expense		2
Other expenses	+	10

Total expenses		2,235
Expense reduction by adviser and schwab	−	74

Net expenses		2,161

Increase (Decrease) in Net Assets from Operations
Total investment income		11,228
Net expenses	−	2,161

Net investment income		9,067
Net realized losses		(55,687)
Net unrealized losses	+	(25,922)

Decrease in net assets from operations		($72,542)

See financial notes 47

 Schwab Small Cap Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		11/1/08-4/30/09	11/1/07-10/31/08
Net investment income		$9,067	$24,861
Net realized losses		(55,687)	(48,380)
Net unrealized losses	+	(25,922)	(540,995)

Decrease in net assets from operations		(72,542)	(564,514)

Distributions to Shareholders
Distributions from net investment income
Investor Shares		8,184	8,132
Select Shares	+	13,636	12,287

Total distributions from net investment income		21,820	20,419

Distributions from net realized gains
Investor Shares		—	106,591
Select Shares	+	—	140,533

Total distributions from net realized gains		—	247,124
Total distributions		$21,820	$267,543

Transactions in Fund Shares

		11/1/08-4/30/09		11/1/07-10/31/08
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		2,244	$25,518	4,071	$65,918
Select Shares	+	6,399	71,448	8,084	143,442

Total shares sold		8,643	$96,966	12,155	$209,360

Shares Reinvested
Investor Shares		643	$7,679	5,458	$107,685
Select Shares	+	1,059	12,634	7,095	140,062

Total shares reinvested		1,702	$20,313	12,553	$247,747

Shares Redeemed
Investor Shares		(4,573)	($49,998)	(6,996)	($127,623)
Select Shares	+	(7,340)	(82,581)	(8,050)	(146,320)

Total shares redeemed		(11,913)	($132,579)	(15,046)	($273,943)

Net transactions in fund shares		(1,568)	($15,300)	9,662	$183,164

Shares Outstanding and Net Assets
		11/1/08-4/30/09		11/1/07-10/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		77,746	$1,075,640	68,084	$1,724,533
Total increase or decrease	+	(1,568)	(109,662)	9,662	(648,893)

End of period		76,178	$965,978	77,746	$1,075,640

Net investment income not yet distributed			$5,952		$18,705

48 See financial notes

Schwab Total Stock Market Index Fund®

Financial Statements

Financial Highlights

	11/1/08–	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–
Investor Shares	4/30/09*	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per-Share Data ($)

Net asset value at beginning of period	17.03	26.96	23.83	20.77	19.04	17.48

Income (loss) from investment operations:
Net investment income (loss)	0.17	0.36	0.35	0.30	0.29	0.19
Net realized and unrealized gains (losses)	(1.40)	(9.90)	3.06	3.01	1.69	1.53

Total from investment operations	(1.23)	(9.54)	3.41	3.31	1.98	1.72
Less distributions:
Distributions from net investment income	(0.34)	(0.33)	(0.28)	(0.25)	(0.25)	(0.16)
Distributions from net realized gains	—	(0.06)	—	—	—	—

Total distributions	(0.34)	(0.39)	(0.28)	(0.25)	(0.25)	(0.16)

Net asset value at end of period	15.46	17.03	26.96	23.83	20.77	19.04

Total return (%)	(7.23)[1]	(35.85)	14.44	16.05	10.45	9.93

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.56 [2]	0.53	0.52	0.53	0.54	0.56
Gross operating expenses	0.56 [2]	0.53	0.52	0.53	0.54	0.56
Net investment income (loss)	2.39 [2]	1.56	1.34	1.27	1.37	1.07
Portfolio turnover rate	2 [1]	1	0 [3]	3	2	2
Net assets, end of period ($ x 1,000,000)	396	422	673	607	600	592

	11/1/08–	11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–
Select Shares	4/30/09*	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per-Share Data ($)

Net asset value at beginning of period	17.08	27.04	23.90	20.83	19.09	17.52

Income (loss) from investment operations:
Net investment income (loss)	0.18	0.40	0.37	0.31	0.31	0.22
Net realized and unrealized gains (losses)	(1.40)	(9.93)	3.09	3.04	1.71	1.54

Total from investment operations	(1.22)	(9.53)	3.46	3.35	2.02	1.76
Less distributions:
Distributions from net investment income	(0.37)	(0.37)	(0.32)	(0.28)	(0.28)	(0.19)
Distributions from net realized gains	—	(0.06)	—	—	—	—

Total distributions	(0.37)	(0.43)	(0.32)	(0.28)	(0.28)	(0.19)

Net asset value at end of period	15.49	17.08	27.04	23.90	20.83	19.09

Total return (%)	(7.13)[1]	(35.76)	14.62	16.23	10.63	10.10

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.39 [2]	0.38	0.37	0.38	0.39	0.39
Gross operating expenses	0.41 [2]	0.38	0.37	0.38	0.39	0.41
Net investment income (loss)	2.55 [2]	1.71	1.49	1.41	1.52	1.23
Portfolio turnover rate	2 [1]	1	0 [3]	3	2	2
Net assets, end of period ($ x 1,000,000)	550	585	906	762	617	548

* Unaudited.

1 Not annualized.
2 Annualized.
3 Less than 1%.

See financial notes 49

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of April 30, 2009 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

	98.2%	Common Stock	1,084,714	929,276
	0.2%	Foreign Common Stock	2,428	1,394
	0.1%	Preferred Stock	955	1,243
	—%	Rights	13	5
	1.5%	Short-Term Investments	13,714	13,714

	100.0%	Total Investments	1,101,824	945,632
	0.1%	Collateral Invested for Securities on Loan	972	972
(0	.1)%	Other Assets and Liabilities, Net		(489)

	100.0%	Net Assets		946,115

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 98.2% of net assets

Automobiles & Components 0.4%
Other Securities		0.4	3,931

Banks 2.9%
Wells Fargo & Co.	386,406	0.8	7,732
Other Securities		2.1	19,315

		2.9	27,047

Capital Goods 7.6%
3M Co.	65,000	0.4	3,744
General Electric Co.	954,266	1.3	12,071
United Technologies Corp.	88,068	0.5	4,301
Other Securities		5.4	52,171

		7.6	72,287

Commercial & Professional Supplies 1.2%
Other Securities		1.2	11,196

Consumer Durables & Apparel 1.3%
Other Securities		1.3	12,632

Consumer Services 2.2%
McDonald’s Corp.	110,300	0.6	5,878
Other Securities		1.6	14,646

		2.2	20,524

Diversified Financials 5.4%
Bank of America Corp.	577,956	0.6	5,161
JPMorgan Chase & Co.	337,444	1.2	11,136
The Charles Schwab Corp. (c)	111,120	0.2	2,054
The Goldman Sachs Group, Inc.	42,700	0.6	5,487
Other Securities		2.8	27,575

		5.4	51,413

Energy 11.4%
Chevron Corp.	186,939	1.3	12,357
ConocoPhillips	138,223	0.6	5,667
Exxon Mobil Corp.	466,166	3.3	31,079
Occidental Petroleum Corp.	78,020	0.5	4,392
Schlumberger Ltd.	105,000	0.6	5,144
Other Securities		5.1	48,869

		11.4	107,508

Food & Staples Retailing 3.3%
CVS Caremark Corp.	125,640	0.4	3,993
Wal-Mart Stores, Inc.	359,100	1.9	18,099
Other Securities		1.0	9,138

		3.3	31,230

Food, Beverage & Tobacco 5.1%
Kraft Foods, Inc., Class A	147,513	0.4	3,452
PepsiCo, Inc.	140,800	0.7	7,006
Philip Morris International, Inc.	182,800	0.7	6,617
The Coca-Cola Co.	210,200	1.0	9,049
Other Securities		2.3	22,063

		5.1	48,187

Health Care Equipment & Services 4.4%
Other Securities		4.4	41,594

Household & Personal Products 2.3%
The Procter & Gamble Co.	264,215	1.4	13,063

50 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Other Securities		0.9	8,679

		2.3	21,742

Insurance 4.0%
Berkshire Hathaway, Inc., Class A *	143	1.4	13,442
Other Securities		2.6	24,804

		4.0	38,246

Materials 3.7%
Monsanto Co.	48,290	0.5	4,099
Other Securities		3.2	30,856

		3.7	34,955

Media 3.0%
Comcast Corp., Class A	227,004	0.4	3,510
The Walt Disney Co.	185,410	0.4	4,060
Other Securities		2.2	20,425

		3.0	27,995

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
Abbott Laboratories	136,705	0.6	5,721
Amgen, Inc. *	103,268	0.5	5,005
Bristol-Myers Squibb Co.	177,250	0.4	3,403
Eli Lilly & Co.	106,400	0.4	3,503
Gilead Sciences, Inc. *	84,840	0.4	3,886
Johnson & Johnson	251,370	1.4	13,162
Merck & Co., Inc.	194,552	0.5	4,716
Pfizer, Inc.	610,192	0.9	8,152
Schering-Plough Corp.	144,750	0.4	3,332
Wyeth	119,400	0.6	5,063
Other Securities		1.7	17,916

		7.8	73,859

Real Estate 1.6%
Other Securities		1.6	14,983

Retailing 3.8%
Amazon.com, Inc. *	41,700	0.4	3,358
The Home Depot, Inc.	151,070	0.4	3,976
Other Securities		3.0	28,530

		3.8	35,864

Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	515,832	0.9	8,140
Other Securities		1.5	14,833

		2.4	22,973

Software & Services 8.2%
Google, Inc., Class A *	28,400	1.2	11,246
Microsoft Corp.	830,850	1.8	16,833
Oracle Corp.	449,449	0.9	8,692
Visa, Inc., Class A	80,000	0.6	5,197
Other Securities		3.7	35,356

		8.2	77,324

Technology Hardware & Equipment 7.5%
Apple, Inc. *	80,000	1.1	10,066
Cisco Systems, Inc. *	541,909	1.1	10,470
Hewlett-Packard Co.	234,636	0.9	8,442
International Business Machines Corp.	126,510	1.4	13,057
QUALCOMM, Inc.	155,100	0.7	6,564
Other Securities		2.3	22,702

		7.5	71,301

Telecommunication Services 3.1%
AT&T, Inc.	540,056	1.5	13,836
Verizon Communications, Inc.	253,572	0.8	7,693
Other Securities		0.8	7,773

		3.1	29,302

Transportation 1.9%
United Parcel Service, Inc., Class B	91,480	0.5	4,788
Other Securities		1.4	13,675

		1.9	18,463

Utilities 3.7%
Other Securities		3.7	34,720

Total Common Stock (Cost $1,084,714)			929,276

Foreign Common Stock 0.2% of net assets

Bermuda 0.2%

Capital Goods 0.0%
Other Securities		0.0	36

Consumer Services 0.0%
Other Securities		0.0	10

Diversified Financials 0.1%
Other Securities		0.1	715

Insurance 0.1%
Other Securities		0.1	407

Software & Services 0.0%
Other Securities		0.0	135

Telecommunication Services 0.0%
Other Securities		0.0	33

		0.2	1,336

See financial notes 51

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

British Virgin Islands 0.0%

Transportation 0.0%
Other Securities		0.0	58

Total Foreign Common Stock (Cost $2,428)			1,394

Preferred Stock 0.1% of net assets

Health Care Equipment & Services 0.0%
Other Securities		0.0	57

Real Estate 0.1%
Other Securities		0.1	1,186

Total Preferred Stock (Cost $955)			1,243

Rights 0.0% of net assets

Capital Goods 0.0%
Other Securities		0.0	5

Pharmaceuticals 0.0%
Other Securities		0.0	—

Total Rights (Cost $13)			5

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 1.5% of net assets

Commercial Paper & Other Obligations 1.3%
Citibank, New York Time Deposit
0.03%, 05/01/09	12,093	1.3	12,093

U.S. Treasury Obligations 0.2%
Other Securities		0.2	1,621

Total Short-Term Investments (Cost $13,714)			13,714

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 0.1% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	972,130	0.1	972

Total Collateral Invested for Securities on Loan (Cost $972)			972

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 04/30/09 the tax basis cost of the fund’s investments was $1,100,890 and the unrealized appreciation and depreciation were $173,315 and ($328,573), respectively, with a net unrealized depreciation of ($155,258).

*	Non-income producing security.
(a)	Fair-valued by Management. Please see complete schedule of holdings.
(b)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(c)	Issuer is affiliated with the fund’s adviser.
(d)	Illiquid security. At the period end, the value of these amounted to $3 or 0.0% of net assets. Please see complete schedule of holdings.
(e)	All or a portion of this security is on loan. Please see complete schedule of holdings.
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/09. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contracts
Russell 2000 Index, e-mini, Long, expires 06/19/09	150	7,301	951
S & P 500 Index, e-mini, Long, expires 06/19/09	120	5,220	499

Net unrealized gains on futures			1,450

52 See financial notes

 Schwab Total Stock Market Index Fund

Statement of
Assets and Liabilities
As of April 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $912 (cost $1,101,824)		$945,632
Collateral invested for securities on loan		972
Receivables:
Fund shares sold		1,570
Dividends		1,207
Income from securities on loan		61
Foreign tax reclaims		3
Prepaid expenses	+	3

Total assets		949,448

Liabilities
Collateral held for securities on loan		972
Payables:
Investments bought		1,189
Investment adviser and administrator fees		20
Transfer agent and shareholder services fees		12
Fund shares redeemed		1,091
Due to brokers for futures		21
Trustees’ fees		1
Accrued expenses	+	27

Total liabilities		3,333

Net Assets
Total assets		949,448
Total liabilities	−	3,333

Net assets		$946,115
Net Assets by Source
Capital received from investors		1,122,575
Net investment income not yet distributed		7,026
Net realized capital losses		(28,744)
Net unrealized capital losses		(154,742)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$395,785		25,598		$15.46
Select Shares	$550,330		35,537		$15.49

See financial notes 53

 Schwab Total Stock Market Index Fund

Statement of
Operations
For November 1, 2008 through April 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Dividends (including $13 from affiliated issuer and net of foreign withholding tax of $4)		$13,041
Interest		6
Securities on loan	+	82

Total investment income		13,129

Net Realized Gains and Losses
Net realized losses on investments		(1,845)
Net realized losses on futures contracts	+	(3,331)

Net realized losses		(5,176)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(82,883)
Net unrealized gains on futures contracts	+	1,903

Net unrealized losses		(80,980)

Expenses
Investment adviser and administrator fees		1,182
Transfer agent and shareholder service fees:
Investor Shares		460
Select Shares		263
Shareholder reports		40
Registration fees		39
Portfolio accounting fees		39
Professional fees		25
Custodian fees		20
Trustees’ fees		10
Other expenses	+	8

Total expenses		2,086
Expense reduction by adviser and Schwab	−	43

Net expenses		2,043

Increase in Net Assets from Operations
Total investment income		13,129
Net expenses	−	2,043

Net investment income		11,086
Net realized losses		(5,176)
Net unrealized lossses	+	(80,980)

Decrease in net assets from operations		($75,070)

54 See financial notes

 Schwab Total Stock Market Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		11/1/08-4/30/09	11/1/07-10/31/08
Net investment income		$11,086	$22,422
Net realized losses		(5,176)	(23,326)
Net unrealized losses	+	(80,980)	(562,957)

Decrease in net assets from operations		(75,070)	(563,861)

Distributions to Shareholders
Distributions from net investment income
Investor Shares		8,380	8,309
Select Shares	+	12,961	12,465

Total distributions from net investment income		21,341	20,774

Distributions from net realized gains
Investor Shares		—	1,506
Select Shares	+	—	2,022

Total distributions from net realized gains		—	3,528

Total distributions		$21,341	$24,302

Transactions in Fund Shares

		11/1/08-4/30/09		11/1/07-10/31/08
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		3,805	$55,640	4,610	$101,344
Select Shares	+	8,537	126,230	8,006	177,993

Total shares sold		12,342	$181,870	12,616	$279,337

Shares Reinvested
Investor Shares		502	$7,748	361	$9,166
Select Shares	+	699	10,803	472	11,987

Total shares reinvested		1,201	$18,551	833	$21,153

Shares Redeemed
Investor Shares		(3,495)	($50,487)	(5,154)	($115,426)
Select Shares	+	(7,951)	(114,532)	(7,746)	(169,194)

Total shares redeemed		(11,446)	($165,019)	(12,900)	($284,620)

Net transactions in fund shares		2,097	$35,402	549	$15,870

Shares Outstanding and Net Assets
		11/1/08-4/30/09		11/1/07-10/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		59,038	$1,007,124	58,489	$1,579,417
Total increase or decrease	+	2,097	(61,009)	549	(572,293)

End of period		61,135	$946,115	59,038	$1,007,124

Net investment income not yet distributed			$7,026		$17,281

See financial notes 55

Schwab International Index Fund®

Financial Statements

Financial Highlights

	11/1/08–		11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–
Investor Shares	4/30/09*		10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per-Share Data ($)

Net asset value at beginning of period	13.94		25.92	21.12	17.07	14.82	12.74

Income (loss) from investment operations:
Net investment income (loss)	0.22		0.63	0.50	0.48	0.35	0.26
Net realized and unrealized gains (losses)	(1.05)		(12.10)	4.92	3.92	2.18	2.05

Total from investment operations	(0.83)		(11.47)	5.42	4.40	2.53	2.31
Less distributions:
Distributions from net investment income	(0.61)		(0.51)	(0.62)	(0.35)	(0.28)	(0.23)

Net asset value at end of period	12.50		13.94	25.92	21.12	17.07	14.82

Total return (%)	(6.00)[1]		(45.09)	26.26	26.15	17.30	18.40

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.69	[2]	0.68	0.69	0.69	0.68	0.69
Gross operating expenses	0.73	[2]	0.69	0.69	0.70	0.72	0.73
Net investment income (loss)	3.09	[2]	2.95	2.15	2.41	2.05	1.78
Portfolio turnover rate	9	[1]	10	5	11	10	1
Net assets, end of period ($ x 1,000,000)	398		469	872	706	595	550

	11/1/08–		11/1/07–	11/1/06–	11/1/05–	11/1/04–	11/1/03–
Select Shares	4/30/09*		10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

Per-Share Data ($)

Net asset value at beginning of period	13.95		25.95	21.14	17.09	14.83	12.75

Income (loss) from investment operations:
Net investment income (loss)	0.20		0.68	0.54	0.50	0.38	0.28
Net realized and unrealized gains (losses)	(1.02)		(12.13)	4.93	3.93	2.19	2.05

Total from investment operations	(0.82)		(11.45)	5.47	4.43	2.57	2.33
Less distributions:
Distributions from net investment income	(0.64)		(0.55)	(0.66)	(0.38)	(0.31)	(0.25)

Net asset value at end of period	12.49		13.95	25.95	21.14	17.09	14.83

Total return (%)	(5.86)[1]		(45.02)	26.50	26.35	17.56	18.56

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.50	[2]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses	0.58	[2]	0.54	0.54	0.55	0.57	0.58
Net investment income (loss)	3.28	[2]	3.15	2.34	2.60	2.23	1.97
Portfolio turnover rate	9	[1]	10	5	11	10	1
Net assets, end of period ($ x 1,000,000)	646		711	1,264	954	776	687

* Unaudited.

1 Not annualized.
2 Annualized.

56 See financial notes

 Schwab International Index Fund

Portfolio Holdings as of April 30, 2009 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.5%	Common Stock	1,022,869	1,029,112
0.2%	Preferred Stock	3,232	2,034
—%	Rights	—	—
0.3%	Other Investment Company	2,336	2,934
0.5%	Short-Term Investment	5,101	5,101

99.5%	Total Investments	1,033,538	1,039,181
0.5%	Other Assets and Liabilities, Net		5,528

100.0%	Net Assets		1,044,709

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 98.5% of net assets

Australia 6.3%
BHP Billiton Ltd.	551,567	1.3	13,325
Commonwealth Bank of Australia	232,449	0.6	5,939
Westpac Banking Corp.	478,668	0.6	6,673
Other Securities		3.8	39,664

		6.3	65,601

Austria 0.2%
Other Securities		0.2	2,193

Belgium 0.7%
Other Securities		0.7	7,073

Bermuda 0.1%
Other Securities		0.1	1,048

Canada 9.2%
EnCana Corp.	120,062	0.5	5,503
Research In Motion Ltd. *	78,948	0.5	5,454
Royal Bank of Canada	223,468	0.8	7,922
The Toronto-Dominion Bank	135,532	0.5	5,350
Other Securities		6.9	71,765

		9.2	95,994

Denmark 0.7%
Other Securities		0.7	7,652

Finland 1.0%
Nokia Oyj	613,039	0.8	8,707
Other Securities		0.2	2,116

		1.0	10,823

France 11.0%
BNP Paribas	146,042	0.7	7,688
France Telecom S.A.	304,264	0.6	6,755
GDF Suez	225,749	0.8	8,108
Sanofi-Aventis	165,635	0.9	9,592
Total S.A.	379,677	1.8	18,997
Other Securities		6.2	63,891

		11.0	115,031

Germany 8.6%
Allianz SE - Reg’d	72,500	0.6	6,690
BASF SE *	148,324	0.5	5,597
Bayer AG *	123,306	0.6	6,129
Daimler AG - Reg’d	155,304	0.5	5,568
Deutsche Telekom AG - Reg’d.	477,162	0.6	5,770
E.ON AG	320,551	1.0	10,840
SAP AG	137,740	0.5	5,296
Siemens AG - Reg’d	146,478	1.0	9,848
Other Securities		3.3	33,793

		8.6	89,531

Greece 0.2%
Other Securities		0.2	2,478

Hong Kong 1.5%
Other Securities		1.5	15,682

Ireland 0.4%
Other Securities		0.4	3,829

Italy 3.1%
Eni S.p.A.	398,855	0.8	8,559
Other Securities		2.3	23,673

		3.1	32,232

See financial notes 57

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Japan 17.9%
Canon, Inc.	178,995	0.5	5,357
Honda Motor Co., Ltd.	246,739	0.7	7,231
Mitsubishi UFJ Financial Group, Inc.	1,671,009	0.9	9,115
Toyota Motor Corp.	427,803	1.6	16,932
Other Securities		14.2	148,275

		17.9	186,910

Luxembourg 0.3%
Other Securities		0.3	3,136

Netherlands 2.6%
Unilever N.V. CVA	274,655	0.5	5,435
Other Securities		2.1	21,341

		2.6	26,776

Norway 0.5%
Other Securities		0.5	5,236

Portugal 0.3%
Other Securities		0.3	3,103

Singapore 0.6%
Other Securities		0.6	6,604

Spain 4.8%
Banco Bilbao Vizcaya Argentaria S.A.	614,226	0.6	6,657
Banco Santander S.A.	1,304,375	1.2	12,547
Iberdrola S.A.	801,243	0.6	6,310
Telefonica S.A.	753,618	1.4	14,278
Other Securities		1.0	10,773

		4.8	50,565

Sweden 1.7%
Other Securities		1.7	17,572

Switzerland 7.9%
ABB Ltd. - Reg’d *	372,453	0.5	5,273
Credit Suisse Group AG - Reg’d	159,054	0.6	6,215
Nestle S.A. - Reg’d	613,467	1.9	19,997
Novartis AG - Reg’d	423,440	1.5	16,027
Roche Holding AG	112,533	1.4	14,191
UBS AG - Reg’d *	472,086	0.6	6,485
Other Securities		1.4	14,645

		7.9	82,833

United Kingdom 18.8%
AstraZeneca PLC	235,719	0.8	8,254
Barclays plc	1,360,383	0.5	5,523
BG Group plc	545,612	0.8	8,712
BHP Billiton plc	358,112	0.7	7,433
BP plc	2,999,726	2.0	21,198
British American Tobacco plc	280,225	0.6	6,758
GlaxoSmithKline PLC	832,673	1.2	12,826
HSBC Holdings plc	1,946,527	1.3	13,843
Rio Tinto plc	143,473	0.6	5,829
Royal Dutch Shell plc, B share	438,079	0.9	9,914
Royal Dutch Shell plc, Class A	588,320	1.3	13,493
Tesco plc	1,280,582	0.6	6,345
Vodafone Group plc	8,404,590	1.5	15,447
Other Securities		6.0	60,724

		18.8	196,299

United States 0.1%
Other Securities		0.1	911

Total Common Stock (Cost $1,022,869)			1,029,112

Preferred Stock 0.2% of net assets

Germany 0.2%
Other Securities		0.2	2,034

Total Preferred Stock (Cost $3,232)			2,034

Rights 0.0% of net assets
Other Securities		0.0	—

Total Rights (Cost $-)			—-

Other Investment Company 0.3% of net assets

United States 0.3%
iShares MSCI EAFE Index Fund	70,00	0.3	2,934

Total Other Investment Company (Cost $2,336)			2,934

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investment 0.5% of net assets
Citibank, New York Time Deposit
0.03%, 05/01/09	5,101	0.5	5,101

Total Short-Term Investment (Cost $5,101)			5,101

End of Investments.

58 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

(All dollar amounts are x 1,000)

At 04/30/09, the tax basis cost of the fund’s investments was $1,044,172 and the unrealized appreciation and depreciation were $223,013 and ($228,004), respectively, with a net unrealized appreciation of ($4,991).

At 04/30/09, the values of certain foreign securities held by the fund aggregating $893,029 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by Management. Please see complete schedule of holdings.
(b)	Illiquid security. At the period end, the value of these amounted to $38 or 0.0% of net assets. Please see complete schedule of holdings.
CVA — Dutch Certificate
Reg’d — Registered

See financial notes 59

 Schwab International Index Fund

Statement of
Assets and Liabilities
As of April 30, 2009; unaudited. All numbers are x 1,000 except NAV.

Assets
Investments, at value (cost $1,033,538)		$1,039,181
Foreign currency, at value (cost $673)		673
Receivables:
Dividends		4,698
Foreign tax reclaims		980
Fund shares sold		730
Prepaid expenses	+	4

Total assets		1,046,266

Liabilities
Payables:
Investments bought		49
Investment adviser and administrator fees		32
Transfer agent and shareholder services fees		11
Fund shares redeemed		1,347
Accrued expenses	+	118

Total liabilities		1,557

Net Assets
Total assets		1,046,266
Total liabilities	−	1,557

Net assets		$1,044,709
Net Assets by Source
Capital received from investors		1,319,878
Net investment income not yet distributed		2,036
Net realized capital losses		(282,865)
Net unrealized capital gains		5,660

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$398,455		31,869		$12.50
Select Shares	$646,254		51,745		$12.49

60 See financial notes

 Schwab International Index Fund

Statement of
Operations
For November 1, 2008 through April 30, 2009; unaudited. All numbers are x 1,000.

Investment Income
Dividends (net of foreign withholding tax of $1,945)		$19,321
Interest	+	1

Total investment income		19,322

Net Realized Gains and Losses
Net realized losses on investments		(47,251)
Net realized gains on foreign currency transactions	+	116

Net realized losses		(47,135)

Net Unrealized Gains and Losses
Net unrealized losses on investments		(47,421)
Net unrealized losses on foreign currency translations	+	(56)

Net unrealized losses		(47,477)

Expenses
Investment adviser and administrator fees		2,067
Transfer agent and shareholder service fees:
Investor Shares		493
Select Shares		314
Custodian fees		189
Shareholder reports		54
Portfolio accounting fees		47
Registration fees		39
Professional fees		26
Trustees’ fees		11
Interest expenses		8
Other expenses	+	14

Total expenses		3,262
Expense reduction by adviser and Schwab	−	321

Net expenses		2,941

Increase (Decrease) in Net Assets from Operations
Total investment income		19,322
Net expenses	−	2,941

Net investment income		16,381
Net realized losses		(47,135)
Net unrealized losses	+	(47,477)

Decrease in net assets from operations		($78,231)

See financial notes 61

 Schwab International Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers are x 1,000.
Figures for the current period are unaudited.

Operations

		11/1/08-4/30/09	11/1/07-10/31/08
Net investment income		$16,381	$55,150
Net realized losses		(47,135)	(11,824)
Net unrealized losses	+	(47,477)	(992,846)

Decrease in net assets from operations		(78,231)	(949,520)

Distributions to Shareholders
Distributions from net investment income
Investor Shares		19,181	17,168
Select Shares	+	33,020	26,872

Total distributions from net investment income		$52,201	$44,040

Transactions in Fund Shares

		11/1/08-4/30/09		11/1/07-10/31/08
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		3,792	$46,830	6,740	$126,669
Select Shares	+	6,679	82,142	10,127	200,887

Total shares sold		10,471	$128,972	16,867	$327,556

Shares Reinvested
Investor Shares		1,390	$17,442	646	$15,700
Select Shares	+	2,394	29,992	992	24,068

Total shares reinvested		3,784	$47,434	1,638	$39,768

Shares Redeemed
Investor Shares		(6,943)	($82,405)	(7,378)	($151,710)
Select Shares	+	(8,281)	(98,292)	(8,895)	(178,511)

Total shares redeemed		(15,224)	($180,697)	(16,273)	($330,221)

Net transactions in fund shares		(969)	($4,291)	2,232	$37,103

Shares Outstanding and Net Assets
		11/1/08-4/30/09		11/1/07-10/31/08
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		84,583	$1,179,432	82,351	$2,135,889
Total increase or decrease	+	(969)	(134,723)	2,232	(956,457)

End of period		83,614	$1,044,709	84,583	$1,179,432

Net investment income not yet distributed			$2,036		$37,856

62 See financial notes

 Schwab Equity Index Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Capital Trust and Schwab Investments (the “trusts”), are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trusts including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MartketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund (formerly Schwab Viewpoints Fund)
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund

Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund—Moderate Payout
Schwab Monthly Income Fund—Enhanced Payout
Schwab Monthly Income Fund—Maximum Payout

Schwab Investments (organized October 26, 1990)
Schwab 1000 Index Fund
Schwab YieldPlus Fund
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Inflation Protected Fund
Schwab Tax-Free YieldPlus Fund
Schwab Tax-Free Bond Fund
Schwab California Tax-Free YieldPlus Fund
Schwab California Tax-Free Bond Fund
Schwab Global Real Estate Fund

The Schwab Equity Index Funds, with the exception of Schwab Institutional Select S&P 500 Fund, offer multiple share classes. Shares of each class represent interest in the same portfolio. The e.Shares®, are available only to clients of Schwab Institutional®, Charles Schwab Trust Company and certain tax-advantaged retirement plans, and can only be traded electronically. Schwab S&P 500 Index Fund offers three classes of shares: Investor Shares, Select Shares® and e.Shares®. Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund each offer two classes of shares: Investor Shares and Select Shares®. Schwab Institutional Select S&P 500 Fund offers one share class.

Shares are bought and sold (subject to a redemption fee, see Note 8) at net asset value, or closing NAV, which is the price for all outstanding shares of a fund or share class, as applicable. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
       (All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the funds use in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	International Fair Valuation: The Board of Trustees has adopted procedures to fair value foreign securities that trade in markets that close prior to when the funds value their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and Forwards: valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the future contract and are accounted for as unrealized gains or losses. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Currency Contract: The Schwab International Index Fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the funds’ financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the funds could sustain a loss.

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Securities Lending: The funds may loan securities to certain brokers, dealers and other financial institutions that pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year.

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Corp., under which the fund receives a credit for its uninvested cash balance to offset their custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) Accounting Pronouncements:

The funds adopted Financial Accounting Standard Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective November 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the funds’ investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of April 30, 2009:

	S&P 500 Index Fund		Institutional Select S&P 500 Fund		1000 Index Fund
Valuation	Investments in	Other Financial	Investments in	Other Financial	Investments in	Other Financial
Inputs	Securities	Instruments*	Securities	Instruments*	Securities	Instruments*

Level 1	$4,553,088	$2,605	$2,413,924	$6,862	$3,704,417	$215
Level 2	33,958	—	54,287	—	1,538	—
Level 3	—	—	—	—	—	—

Total	$4,587,046	$2,605	$2,468,211	$6,862	$3,705,955	$215

 Schwab Equity Index Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):
       (All dollar amounts are x 1,000)

	Small-Cap Index Fund		Total Stock Market Index Fund		International Index Fund
Valuation	Investments in	Other Financial	Investments in	Other Financial	Investments in	Other Financial
Inputs	Securities	Instruments**	Securities	Instruments*	Securities	Instruments**

Level 1	$965,147	$—	$931,915	$1,450	$141,013	$—
Level 2	3,303	—	13,714	—	898,130	—
Level 3	—	—	3	—	38	—

Total	$968,450	$—	$945,632	$1,450	$1,039,181	$—

*	Other Financial Instruments are future or forward contracts which are not included in Portfolio Holdings and are valued at unrealized appreciation or depreciation.

**	The fund had no Other Financial Instruments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities
	Total
	Stock Market	International
	Index Fund	Index Fund

Balance as of 11/01/08	$3	$—
Accrued discount/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	1	1
Net purchase (sales)	(1)	37
Transfer in and/or out of Level 3	—	—
Balance as of 04/30/09	3	38

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying statement of operations. Net unrealized gains (losses) relate to those financial instruments held by the Fund at April 30, 2009.

In April 2009, the FASB issued FASB Staff Position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP No. 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP No. 157-4 on the funds’ or Investment Company’s financial statement disclosures.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS No. 161 on the funds’ financial statement disclosures.

3. Risk Factors:

Investing in the funds may involve certain risks, as described in the prospectus, including, but not limited to, those described below:

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in a fund will fluctuate, which means that you could lose money.

Your investment follows either the U.S. stock market or the performance of a mix of international large-cap stocks, as measured by an index. It follows this market during upturns as well as downturns. Because of its indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance is normally below that of the index.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry

 Schwab Equity Index Funds

Financial Notes (continued)

3. Risk Factors (continued):

and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Historically, small-cap stocks have been riskier than large and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — a fund’s performance also will lag those investments.

A fund’s investment in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risk of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times more volatile than securities of comparable U.S. companies. A fund may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small with a limited number of companies representing a small number of industries.

Please refer to the funds’ prospectus for a complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
       (All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

		Institutional
	S&P 500	Select S&P	1000
Average daily net assets	Index Fund	500 Fund	Index Fund

First $500 million	0.15%	0.15%	0.30%
$500 million to $5 billion	0.09%	0.09%	0.22%
$5 billion to $10 billion	0.08%	0.08%	0.20%
over $10 billion	0.07%	0.07%	0.18%

		Total
	Small-Cap	Stock Market	International
Average daily net assets	Index Fund	Index Fund	Index Fund

First $500 million	0.33%	0.30%	0.43%
Over $500 million	0.28%	0.22%	0.38%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

 Schwab Equity Index Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
       (All dollar amounts are x 1,000)

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.05%
e. Shares*	0.05%	0.05%
Institutional Select Shares*	0.05%	0.05%

*	e.Shares is only offered by S&P 500 Index Fund and Institutional Select Shares is only offered by Institutional Select S&P 500 Fund.

Although these agreements specify certain fees for these services, CSIM and Schwab had previously made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through February 27, 2011, as follows:

		Institutional			Total
	S&P 500	Select S&P	1000	Small-Cap	Stock Market	International
	Index Fund	500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Investor Shares	0.37%	n/a	0.51%	0.60%	0.58%	0.69%
Select Shares	0.19%	n/a	0.36%	0.42%	0.39%	0.50%
e.Shares*	0.28%	n/a	n/a	n/a	n/a	n/a
Institutional Select Shares*	n/a	0.10%	n/a	n/a	n/a	n/a

Effective May 5, 2009, CSIM and Schwab have agreed to limit the net operating expenses charged, excluding interest, taxes and certain non-routine expenses for as long as CSIM serves as the adviser, as follows:

		Institutional			Total
	S&P 500	Select S&P	1000	Small-Cap	Stock Market	International
	Index Fund	500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Investor Shares	0.09%	n/a	0.29%	0.19%	0.09%	0.19%
Select Shares	0.09%	n/a	0.29%	0.19%	0.09%	0.19%
e.Shares*	0.09%	n/a	n/a	n/a	n/a	n/a
Institutional Select Shares*	n/a	0.09%	n/a	n/a	n/a	n/a

*	e.Shares is only offered by S&P 500 Index Fund and Institutional Select Shares is only offered by Institutional Select S&P 500 Fund.

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentage of each Equity Index Fund owned by other Schwab Funds as of April 30, 2009.

 Schwab Equity Index Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
 (All dollar amounts are x 1,000)

		Institutional
	S&P 500	Select S&P	Small-Cap	International
	Index Fund	500 Fund	Index Fund	Index Fund

Schwab MarketTrack Portfolios:
All Equity Portfolio	—%	6.6%	10.2%	10.9%
Growth Portfolio	—%	8.0%	10.7%	9.5%
Balanced Portfolio	—%	4.6%	6.1%	5.6%
Conservative Portfolio	0.3%	1.4%	2.6%	2.4%
Schwab Annuity Portfolios:
Growth Portfolio II	—%	0.3%	0.6%	0.6%
Schwab Target Funds:
Target 2010	—%	0.2%	—%	—%
Target 2015	—%	0.0% *	—%	—%
Target 2020	—%	0.8%	—%	—%
Target 2025	—%	0.1%	—%	—%
Target 2030	—%	0.8%	—%	—%
Target 2035	—%	0.1%	—%	—%
Target 2040	—%	0.7%	—%	—%

*	Less than 0.05%

As of April 30, 2009, the shares owned by the Charitable Giving Trust as a percentage of the total shares of the Schwab Institutional Select S&P 500 Fund was 1.59%.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of April 30, 2009, each fund’s total security transactions with other Schwab Funds were as follows:

S&P 500 Index	$—
Institutional Select S&P 500 Fund	111,447
1000 Index Fund	56,297
Small-Cap Index Fund	56,297
Total Stock Market Index Fund	—
International Index Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limit the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these persons for their service as trustees, but the trusts did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of

 Schwab Equity Index Funds

Financial Notes (continued)

6. Borrowing from Banks (continued):

America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

The funds had no borrowings from the line of credit during the period. However, certain funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
       (All dollar amounts are x 1,000)

For the period ended April 30, 2009, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

S&P 500 Index Fund	$103,166	$102,483
Institutional Select S&P 500 Fund	336,399	12,561
1000 Index Fund	110,083	233,094
Small-Cap Index Fund	252,641	225,788
Total Stock Market Index Fund	43,769	15,382
International Index Fund	90,754	130,920

8. Redemption Fee:
       (All dollar amounts are x 1,000)

The funds charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current period and prior fiscal year are:

	Current Period	Prior Period
	(11/01/08-4/30/09)	(11/01/07-10/31/08)

S&P 500 Index Fund	$164	$167
Institutional Select S&P 500 Fund	76	76
1000 Index Fund	99	103
Small-Cap Index Fund	23	18
Total Stock Market Index Fund	50	43
International Index Fund	19	29

9. Other:
       (All dollar amounts are x 1,000)

As of the close of business on September 18, 2008, Lehman Brothers Holdings Inc. was in default of the security lending agreement with the Schwab S&P 500 Index Fund, Schwab Institutional Select S&P 500 Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (“the Funds”). As a result, the Funds took possession of the collateral and repurchased the securities on a loan through open market purchases. The collateral held exceeded the replacement value of the securities. In accordance with Accounting for Transfers of Financial Assets and Repurchase Financing Transactions (“FAS 140”) the Funds recognized the following gains or losses that are not recognized for federal income tax purposes:

Schwab S&P 500 Index Fund	$980
Schwab Institutional Select S&P 500 Fund	(2,613)
Schwab 1000 Index Fund	27,130
Schwab Small-Cap Index fund	(20,239)
Schwab Total Stock Market Index Fund	1,738
Schwab International Index Fund	(101)

 Schwab Equity Index Funds

Financial Notes (continued)

10. Federal Income Taxes:
       (All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2008, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

		Institutional			Total
	S&P 500	Select S&P	1000	Small-Cap	Stock Market	International
	Index Fund	500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

2009	$7,194	$6,440	$—	$—	$—	$61,592
2010	400,268	27,646	—	—	—	112,722
2011	72,381	1,609	—	—	—	39,016
2012	29,212	—	—	—	—	8,278
2013	175,896	—	—	—	—	—
2014	109,257	2,359	—	—	—	—
2015	—	—	—	—	—	—
2016	47,044	89,645	9,317	7,310	25,404	3,212

Total	$841,252	$127,699	$9,317	$7,310	$25,404	$224,820

As of October 31, 2008, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for State purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2009, the Funds did not incur any interest or penalties.

11. Subsequent Event:

The Board of Trustees of the Trust (the “Board”) has approved an Agreement and Plan of Reorganization that would provide for the reorganization of the Institutional Select S&P 500 Fund into the S&P 500 Fund. On or about September 9, 2009, the Institutional Select S&P 500 Fund will transfer its assets and liabilities to the S&P 500 Fund, and subsequently distribute those S&P 500 Fund shares to the shareholders of the Institutional Select S&P 500 Fund (the “Reorganization”). After the Reorganization is completed, shareholders of the Institutional Select S&P 500 Fund will become shareholders of the S&P 500 Fund. The Reorganization is intended to be tax-free, meaning that the Institutional Select S&P 500 Fund’s shareholders will become shareholders of the S&P 500 Fund without realizing any gain or loss for federal income tax purposes.

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of April 30, 2009, the Fund Complex included 83 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	83	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	83	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	Not Applicable.

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group, until December 2007; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	Not Applicable.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	69	Not Applicable.

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	Not Applicable.

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Bari Havlik 1961 Chief Compliance Officer (Officer of Schwab Capital Trust since 2009.)	Senior Vice President, Chief Compliance Officer for Charles Schwab & Co. Inc. and head of Global Compliance for the Charles Schwab Corporation since 2004. Chief Compliance Officer for Charles Schwab Investment Management, Inc since 2009.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2008 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13562-12

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2009 (Unaudited)
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.7%	Common Stock	2,561,394	3,699,003
0.2%	Foreign Common Stock	7,039	5,414
—%	Short-Term Investments	1,538	1,538

99.9%	Total Investments	2,569,971	3,705,955
0.2%	Collateral Invested for Securities on Loan	7,838	7,838
(0.1)%	Other Assets and Liabilities, Net		(2,099)

100.0%	Net Assets		3,711,694

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 99.7% of net assets

Automobiles & Components 0.5%
BorgWarner, Inc.	53,698	1,554
Ford Motor Co. *	1,221,887	7,307
General Motors Corp.	262,305	504
Gentex Corp.	66,272	886
Harley-Davidson, Inc.	106,092	2,351
Johnson Controls, Inc.	254,874	4,845
The Goodyear Tire & Rubber Co. *	105,400	1,158
WABCO Holdings, Inc.	23,000	368

		18,973

Banks 2.5%
Associated Banc-Corp.	57,148	884
Astoria Financial Corp.	23,304	192
BancorpSouth, Inc.	30,000	697
Bank of Hawaii Corp.	23,032	809
BB&T Corp.	238,700	5,571
BOK Financial Corp.	10,000	377
CapitalSource, Inc.	77,579	240
Capitol Federal Financial	6,000	234
City National Corp.	16,532	605
Comerica, Inc.	70,128	1,471
Commerce Bancshares, Inc.	31,807	1,053
Cullen/Frost Bankers, Inc.	24,800	1,168
Fifth Third Bancorp	311,384	1,277
First Citizens BancShares, Inc., Class A	1,150	138
First Horizon National Corp.	77,000	886
First Niagara Financial Group, Inc.	50,000	677
FirstMerit Corp.	32,000	621
Fulton Financial Corp.	72,544	479
Hudson City Bancorp, Inc.	220,240	2,766
Huntington Bancshares, Inc.	165,098	461
International Bancshares Corp.	10,950	148
Investors Bancorp, Inc. *	10,100	93
KeyCorp	205,914	1,266
M&T Bank Corp.	35,543	1,864
Marshall & Ilsley Corp.	118,531	685
New York Community Bancorp, Inc.	137,882	1,559
NewAlliance Bancshares, Inc.	45,000	581
People’s United Financial, Inc.	140,593	2,196
PNC Financial Services Group, Inc.	184,734	7,334
Popular, Inc.	129,386	370
Regions Financial Corp.	313,806	1,409
SunTrust Banks, Inc.	157,693	2,277
Synovus Financial Corp.	131,441	425
TCF Financial Corp.	48,584	676
TFS Financial Corp.	34,000	399
U.S. Bancorp	746,805	13,607
UMB Financial Corp.	6,350	291
Valley National Bancorp	47,555	688
Wells Fargo & Co.	1,796,396	35,946
Westamerica Bancorp	10,000	536
Wilmington Trust Corp.	30,237	439
Zions Bancorp	50,098	548

		93,943

Capital Goods 7.9%
3M Co.	294,934	16,988
Acuity Brands, Inc.	18,500	532
Aecom Technology Corp. *	34,000	875
AGCO Corp. *	41,700	1,013
Alliant Techsystems, Inc. *	13,438	1,070
AMETEK, Inc.	49,247	1,586
Armstrong World Industries, Inc. *	4,300	78
Bucyrus International, Inc.	24,000	521
Carlisle Cos., Inc.	20,236	460
Caterpillar, Inc.	260,276	9,261
CLARCOR, Inc.	21,000	653
Cooper Industries Ltd., Class A	74,800	2,453

See financial notes.     1

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Crane Co.	23,584	545
Cummins, Inc.	92,532	3,146
Curtiss-Wright Corp.	18,000	575
Danaher Corp.	110,320	6,447
Deere & Co.	184,746	7,623
Donaldson Co., Inc.	25,900	854
Dover Corp.	82,937	2,553
Eaton Corp.	67,959	2,977
Emerson Electric Co.	326,488	11,114
Fastenal Co.	50,900	1,952
First Solar, Inc. *	16,000	2,997
Flowserve Corp.	25,341	1,721
Fluor Corp.	81,558	3,089
GATX Corp.	20,000	602
General Cable Corp. *	20,000	543
General Dynamics Corp.	167,224	8,640
General Electric Co.	4,453,122	56,332
Goodrich Corp.	56,598	2,506
Graco, Inc.	25,194	594
Granite Construction, Inc.	15,000	592
Harsco Corp.	38,900	1,072
Honeywell International, Inc.	309,099	9,647
Hubbell, Inc., Class B	25,332	841
Icahn Enterprises L.P.	3,300	96
IDEX Corp.	37,306	942
Illinois Tool Works, Inc.	169,804	5,570
Ingersoll-Rand Co., Ltd., Class A	143,379	3,121
ITT Corp.	79,544	3,262
Jacobs Engineering Group, Inc. *	54,856	2,087
Joy Global, Inc.	45,008	1,148
KBR, Inc.	70,000	1,093
Kennametal, Inc.	35,198	720
L-3 Communications Holdings, Inc.	51,774	3,943
Lennox International, Inc.	22,000	702
Lincoln Electric Holdings, Inc.	18,000	802
Lockheed Martin Corp.	141,704	11,128
Masco Corp.	143,736	1,273
McDermott International, Inc. *	102,712	1,658
Moog, Inc., Class A *	15,000	402
MSC Industrial Direct Co., Inc., Class A	9,658	394
Navistar International Corp. *	22,000	832
Northrop Grumman Corp.	141,132	6,824
Owens Corning, Inc. *	43,300	775
PACCAR, Inc.	158,089	5,603
Pall Corp.	55,133	1,456
Parker Hannifin Corp.	73,453	3,331
Pentair, Inc.	46,300	1,233
Precision Castparts Corp.	61,301	4,589
Quanta Services, Inc. *	70,000	1,591
Raytheon Co.	178,690	8,082
Rockwell Automation, Inc.	67,049	2,118
Rockwell Collins, Inc.	70,253	2,694
Roper Industries, Inc.	39,091	1,782
Seaboard Corp.	50	47
Spirit AeroSystems Holdings, Inc., Class A *	22,000	280
SPX Corp.	25,214	1,164
SunPower Corp., Class A *	32,000	876
Teledyne Technologies, Inc. *	15,000	479
Terex Corp. *	47,582	657
Textron, Inc.	116,138	1,246
The Boeing Co.	311,889	12,491
The Shaw Group, Inc. *	30,669	1,028
The Timken Co.	43,594	701
Thomas & Betts Corp. *	23,129	720
TransDigm Group, Inc. *	8,000	281
Trinity Industries, Inc.	33,691	492
Tyco International Ltd.	204,598	4,861
United Technologies Corp.	402,863	19,676
URS Corp. *	37,000	1,630
USG Corp. *	15,006	223
Valmont Industries, Inc.	2,500	159
W.W. Grainger, Inc.	28,176	2,363
Wabtec Corp.	19,000	725
Woodward Governor Co.	11,750	235

		292,037

Commercial & Professional Supplies 0.9%
Avery Dennison Corp.	42,460	1,220
Cintas Corp.	48,110	1,235
Clean Harbors, Inc. *	10,000	501
Copart, Inc. *	26,914	845
Corrections Corp. of America *	50,000	706
Covanta Holding Corp. *	54,848	774
Equifax, Inc.	57,900	1,688
FTI Consulting, Inc. *	18,000	988
IHS, Inc., Class A *	12,000	496
Iron Mountain, Inc. *	73,387	2,091
Manpower, Inc.	36,791	1,585
Monster Worldwide, Inc. *	34,500	476
Pitney Bowes, Inc.	92,741	2,276
R.R. Donnelley & Sons Co.	99,419	1,158
Republic Services, Inc.	137,281	2,883
Robert Half International, Inc.	71,491	1,717
Rollins, Inc.	20,000	360
Stericycle, Inc. *	39,098	1,841
Tetra Tech, Inc. *	26,000	639
The Brink’s Co.	19,915	565
The Dun & Bradstreet Corp.	24,825	2,021
Waste Connections, Inc. *	36,000	928
Waste Management, Inc.	211,377	5,637
Watson Wyatt Worldwide, Inc., Class A	16,000	849

		33,479

2     See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Consumer Durables & Apparel 1.1%
Centex Corp.	52,500	574
Coach, Inc. *	147,310	3,609
D.R. Horton, Inc.	111,397	1,454
Eastman Kodak Co.	100,321	306
Fortune Brands, Inc.	66,628	2,619
Garmin Ltd.	31,686	798
Hanesbrands, Inc. *	18,100	298
Harman International Industries, Inc.	28,097	511
Hasbro, Inc.	54,625	1,456
KB HOME	28,176	509
Leggett & Platt, Inc.	72,044	1,035
Lennar Corp., Class A	46,575	454
M.D.C. Holdings, Inc.	14,679	502
Mattel, Inc.	163,197	2,441
Mohawk Industries, Inc. *	24,839	1,175
Newell Rubbermaid, Inc.	116,426	1,217
NIKE, Inc., Class B	168,568	8,845
NVR, Inc. *	2,298	1,161
Polo Ralph Lauren Corp.	26,495	1,426
Pulte Homes, Inc.	94,712	1,090
Snap-on, Inc.	27,350	928
The Black & Decker Corp.	25,880	1,043
The Stanley Works	32,594	1,240
Toll Brothers, Inc. *	54,500	1,104
Tupperware Brands Corp.	23,000	576
VF Corp.	39,182	2,322
Whirlpool Corp.	34,815	1,572

		40,265

Consumer Services 1.9%
Apollo Group, Inc., Class A *	46,171	2,907
Brinker International, Inc.	44,600	790
Burger King Holdings, Inc.	30,000	490
Career Education Corp. *	31,000	683
Carnival Corp.	189,260	5,087
Chipotle Mexican Grill, Inc., Class A *	12,000	973
Choice Hotels International, Inc.	7,300	219
Corinthian Colleges, Inc. *	38,000	585
Darden Restaurants, Inc.	62,765	2,321
DeVry, Inc.	27,000	1,149
H&R Block, Inc.	130,798	1,980
International Game Technology	139,526	1,723
International Speedway Corp., Class A	13,969	331
ITT Educational Services, Inc. *	13,301	1,340
Las Vegas Sands Corp. *	112,663	881
Marriott International, Inc., Class A	134,756	3,175
McDonald’s Corp.	475,036	25,315
MGM MIRAGE *	55,987	469
Panera Bread Co., Class A *	15,000	840
Penn National Gaming, Inc. *	29,860	1,016
Royal Caribbean Cruises Ltd.	63,591	937
Scientific Games Corp., Class A *	19,143	335
Service Corp. International	118,400	536
Starbucks Corp. *	329,627	4,766
Starwood Hotels & Resorts Worldwide, Inc.	88,442	1,845
Strayer Education, Inc.	5,000	947
Weight Watchers International, Inc.	5,829	145
Wendy’s/Arby’s Group, Inc., Class A	150,000	750
Wyndham Worldwide Corp.	66,517	777
Wynn Resorts Ltd. *	35,942	1,410
Yum! Brands, Inc.	198,276	6,613

		71,335

Diversified Financials 5.8%
Affiliated Managers Group, Inc. *	15,459	879
AllianceBernstein Holding L.P.	35,189	616
American Express Co.	503,577	12,700
Ameriprise Financial, Inc.	99,857	2,631
Bank of America Corp.	2,731,741	24,394
Bank of New York Mellon Corp.	491,096	12,513
BlackRock, Inc.	10,265	1,504
Capital One Financial Corp.	169,453	2,837
CIT Group, Inc.	173,368	385
Citigroup, Inc. (c)	2,411,662	7,356
CME Group, Inc.	28,776	6,370
Discover Financial Services	201,824	1,641
Eaton Vance Corp.	50,384	1,379
Federated Investors, Inc., Class B	39,050	893
Franklin Resources, Inc.	66,586	4,027
Greenhill & Co., Inc.	3,900	302
IntercontinentalExchange, Inc. *	30,589	2,680
Janus Capital Group, Inc.	91,800	921
Jefferies Group, Inc.	50,652	991
JPMorgan Chase & Co.	1,592,978	52,568
Knight Capital Group, Inc., Class A *	20,000	310
Legg Mason, Inc.	63,714	1,279
Leucadia National Corp. *	75,164	1,596
Moody’s Corp.	91,126	2,690
Morgan Stanley	452,048	10,686
MSCI, Inc., Class A *	1,950	41
Northern Trust Corp.	93,076	5,060
NYSE Euronext	112,400	2,604
Och-Ziff Capital Management Group, Class A	25,000	186
Raymond James Financial, Inc.	33,649	528
SEI Investments Co.	58,748	824

See financial notes.     3

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
SLM Corp. *	190,324	919
State Street Corp.	187,350	6,394
T. Rowe Price Group, Inc.	112,950	4,351
TD Ameritrade Holding Corp. *	101,631	1,617
The Blackstone Group L.P.	328,000	3,211
The Charles Schwab Corp. (a)	403,065	7,449
The Goldman Sachs Group, Inc.	212,932	27,362
The Nasdaq OMX Group, Inc. *	62,137	1,195
Waddell & Reed Financial, Inc., Class A	30,000	672

		216,561

Energy 12.4%
Alpha Natural Resources, Inc. *	28,000	573
Anadarko Petroleum Corp.	197,748	8,515
Apache Corp.	142,800	10,404
Arch Coal, Inc.	58,200	813
Atwood Oceanics, Inc. *	20,000	446
Baker Hughes, Inc.	135,707	4,828
Bill Barrett Corp. *	12,000	312
BJ Services Co.	132,346	1,838
Boardwalk Pipeline Partners L.P.	7,800	160
BP Prudhoe Bay Royalty Trust	8,500	548
Buckeye Partners L.P.	14,000	538
Cabot Oil & Gas Corp.	44,774	1,352
Cameron International Corp. *	100,200	2,563
Chesapeake Energy Corp.	221,597	4,368
Chevron Corp.	858,277	56,732
Cimarex Energy Co.	29,215	786
CNX Gas Corp. *	8,000	206
Comstock Resources, Inc. *	17,000	586
Concho Resources, Inc. *	10,800	296
ConocoPhillips	630,366	25,845
CONSOL Energy, Inc.	82,598	2,584
Continental Resources, Inc. *	5,000	117
Denbury Resources, Inc. *	105,884	1,724
Devon Energy Corp.	188,582	9,778
Diamond Offshore Drilling, Inc.	28,929	2,095
Dresser-Rand Group, Inc. *	30,000	739
El Paso Corp.	314,781	2,172
El Paso Pipeline Partners L.P.	9,150	177
Enbridge Energy Partners L.P.	23,100	838
Encore Acquisition Co. *	18,000	525
Energy Transfer Equity L.P.	4,350	111
Energy Transfer Partners L.P.	40,400	1,598
ENSCO International, Inc.	67,928	1,921
Enterprise GP Holdings L.P.	5,300	129
Enterprise Products Partners L.P.	124,858	2,945
EOG Resources, Inc.	108,752	6,904
EXCO Resources, Inc. *	28,000	330
Exterran Holdings, Inc. *	25,599	529
Exxon Mobil Corp.	2,105,122	140,348
FMC Technologies, Inc. *	53,784	1,841
Forest Oil Corp. *	37,415	599
Frontier Oil Corp.	45,358	576
Halliburton Co.	382,788	7,740
Helmerich & Payne, Inc.	46,192	1,424
Hess Corp.	122,123	6,691
Holly Corp.	15,000	314
Kinder Morgan Energy Partners L.P.	68,700	3,281
Kinder Morgan Management L.L.C. *	29,097	1,188
Linn Energy L.L.C.	28,000	463
Magellan Midstream Partners L.P.	30,000	1,002
Marathon Oil Corp.	300,796	8,934
Massey Energy Co.	37,501	597
Murphy Oil Corp.	82,544	3,938
Nabors Industries Ltd. *	129,088	1,963
National-Oilwell Varco, Inc. *	181,726	5,503
Natural Resource Partners L.P.	6,450	148
Newfield Exploration Co. *	53,066	1,655
Noble Corp.	115,750	3,163
Noble Energy	76,161	4,322
NuStar Energy L.P.	16,895	851
Occidental Petroleum Corp.	343,316	19,325
Oceaneering International, Inc. *	19,000	866
ONEOK Partners L.P.	21,300	1,001
Overseas Shipholding Group, Inc.	8,000	230
Patterson-UTI Energy, Inc.	70,321	894
Peabody Energy Corp.	116,021	3,062
Petrohawk Energy Corp. *	93,000	2,195
Pioneer Natural Resources Co.	53,111	1,228
Plains All American Pipeline L.P.	43,032	1,822
Plains Exploration & Production Co. *	44,757	844
Pride International, Inc. *	72,494	1,646
Quicksilver Resources, Inc. *	35,890	292
Range Resources Corp.	65,628	2,623
Rowan Cos., Inc.	44,283	691
SandRidge Energy, Inc. *	43,000	351
Schlumberger Ltd.	507,106	24,843
SEACOR Holdings, Inc. *	7,000	460
Smith International, Inc.	91,759	2,372
Southern Union Co.	49,962	795
Southwestern Energy Co. *	146,688	5,260
Spectra Energy Corp.	266,321	3,862
St. Mary Land & Exploration Co.	20,513	367
Sunoco Logistics Partners L.P.	3,500	182
Sunoco, Inc.	54,500	1,445
Superior Energy Services, Inc. *	35,000	672
Teekay Corp.	18,968	274
TEPPCO Partners L.P.	32,277	879
Tesoro Corp.	51,312	782
The Williams Cos., Inc.	259,221	3,655
Tidewater, Inc.	24,568	1,063

4     See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Ultra Petroleum Corp. *	63,612	2,723
Unit Corp. *	17,200	469
Valero Energy Corp.	223,020	4,425
W&T Offshore, Inc.	10,000	93
Walter Industries, Inc.	17,000	388
Weatherford International Ltd. *	302,496	5,030
Whiting Petroleum Corp. *	16,000	524
XTO Energy, Inc.	233,197	8,083

		459,182

Food & Staples Retailing 2.9%
BJ’s Wholesale Club, Inc. *	23,200	773
Costco Wholesale Corp.	183,599	8,923
CVS Caremark Corp.	608,511	19,338
Ruddick Corp.	8,450	217
Safeway, Inc.	189,797	3,749
SUPERVALU, Inc.	76,356	1,248
Sysco Corp.	258,190	6,024
The Kroger Co.	278,713	6,026
Wal-Mart Stores, Inc.	950,927	47,927
Walgreen Co.	421,769	13,256
Whole Foods Market, Inc.	56,216	1,165

		108,646

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	876,965	14,321
Archer-Daniels-Midland Co.	269,985	6,647
Brown-Forman Corp., Class B	43,540	2,025
Bunge Ltd.	51,592	2,477
Campbell Soup Co.	88,658	2,280
Central European Distribution Corp. *	5,000	112
Coca-Cola Enterprises, Inc.	139,072	2,373
ConAgra Foods, Inc.	183,997	3,257
Constellation Brands, Inc., Class A *	76,932	892
Corn Products International, Inc.	32,500	777
Dean Foods Co. *	67,533	1,398
Del Monte Foods Co.	75,738	572
Dr. Pepper Snapple Group, Inc. *	90,000	1,864
Flowers Foods, Inc.	30,000	693
Fresh Del Monte Produce, Inc. *	12,000	174
General Mills, Inc.	139,000	7,046
H.J. Heinz Co.	130,698	4,499
Hansen Natural Corp. *	33,000	1,345
Hormel Foods Corp.	27,247	852
Kellogg Co.	105,231	4,431
Kraft Foods, Inc., Class A	624,564	14,615
Lorillard, Inc.	60,000	3,788
McCormick & Co., Inc.	52,754	1,554
Molson Coors Brewing Co., Class B	58,672	2,244
PepsiAmericas, Inc.	25,000	614
PepsiCo, Inc.	658,587	32,771
Philip Morris International, Inc.	849,065	30,736
Ralcorp Holdings, Inc. *	23,000	1,315
Reynolds American, Inc.	71,684	2,722
Sara Lee Corp.	290,172	2,414
Smithfield Foods, Inc. *	46,235	399
The Coca-Cola Co.	845,854	36,414
The Hershey Co.	66,424	2,401
The J.M. Smucker Co.	51,201	2,017
The Pepsi Bottling Group, Inc.	60,932	1,905
Tootsie Roll Industries, Inc.	5,768	140
Tyson Foods, Inc., Class A	116,959	1,233

		195,317

Health Care Equipment & Services 4.4%
Aetna, Inc.	201,077	4,426
Allscripts Healthcare Solutions, Inc.	12,900	160
AMERIGROUP Corp. *	22,000	657
AmerisourceBergen Corp.	64,510	2,170
Baxter International, Inc.	260,145	12,617
Beckman Coulter, Inc.	27,428	1,442
Becton, Dickinson & Co.	101,565	6,143
Boston Scientific Corp. *	636,507	5,353
C.R. Bard, Inc.	40,600	2,908
Cardinal Health, Inc.	147,610	4,988
Cerner Corp. *	30,326	1,632
CIGNA Corp.	120,254	2,370
Community Health Systems, Inc. *	40,206	918
Coventry Health Care, Inc. *	68,962	1,097
Covidien Ltd.	214,248	7,066
DaVita, Inc. *	43,625	2,023
DENTSPLY International, Inc.	63,000	1,803
Edwards Lifesciences Corp. *	23,696	1,502
Express Scripts, Inc. *	103,562	6,625
Gen-Probe, Inc. *	22,670	1,092
Haemonetics Corp. *	9,600	496
Health Net, Inc. *	51,000	736
Henry Schein, Inc. *	35,919	1,474
Hlth Corp. *	47,979	528
Hologic, Inc. *	105,370	1,566
Hospira, Inc. *	67,640	2,223
Humana, Inc. *	77,391	2,227
IDEXX Laboratories, Inc. *	26,298	1,034
Immucor, Inc. *	28,000	456
IMS Health, Inc.	76,989	967
Intuitive Surgical, Inc. *	17,215	2,474
Inverness Medical Innovations, Inc. *	28,000	904
Kinetic Concepts, Inc. *	25,492	631
Laboratory Corp. of America Holdings *	46,622	2,991
Lincare Holdings, Inc. *	33,050	797

See financial notes.     5

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Magellan Health Services, Inc. *	16,000	473
Masimo Corp. *	16,000	462
McKesson Corp.	116,047	4,294
Medco Health Solutions, Inc. *	208,086	9,062
MEDNAX, Inc. *	20,354	731
Medtronic, Inc.	472,968	15,135
Omnicare, Inc.	43,433	1,117
Owens & Minor, Inc.	18,000	624
Patterson Cos., Inc. *	38,800	794
Psychiatric Solutions, Inc. *	14,000	271
Quest Diagnostics, Inc.	65,847	3,380
ResMed, Inc. *	26,708	1,027
St. Jude Medical, Inc. *	144,955	4,859
STERIS Corp.	20,000	482
Stryker Corp.	100,854	3,904
Teleflex, Inc.	16,746	720
Thoratec Corp. *	22,000	639
UnitedHealth Group, Inc.	514,112	12,092
Universal Health Services, Inc., Class B	19,537	985
Varian Medical Systems, Inc. *	58,271	1,944
VCA Antech, Inc. *	37,554	940
WellPoint, Inc. *	218,423	9,340
Zimmer Holdings, Inc. *	94,412	4,153

		163,924

Household & Personal Products 2.6%
Alberto-Culver Co.	37,750	841
Avon Products, Inc.	189,936	4,323
Church & Dwight Co., Inc.	28,997	1,578
Colgate-Palmolive Co.	212,427	12,533
Energizer Holdings, Inc. *	25,100	1,438
Herbalife Ltd.	21,509	426
Kimberly-Clark Corp.	176,384	8,668
NBTY, Inc. *	26,200	679
The Clorox Co.	59,025	3,308
The Estee Lauder Cos., Inc., Class A	50,854	1,521
The Procter & Gamble Co.	1,255,619	62,078

		97,393

Insurance 3.4%
Aflac, Inc.	202,613	5,854
Alleghany Corp. *	2,097	532
Allied World Assurance Co. Holdings Ltd.	15,000	557
American Financial Group, Inc.	40,405	710
American International Group, Inc.	1,159,536	1,600
American National Insurance Co.	6,937	471
Aon Corp.	116,463	4,915
Arch Capital Group Ltd. *	12,000	693
Arthur J. Gallagher & Co.	35,720	803
Aspen Insurance Holdings Ltd.	7,000	165
Assurant, Inc.	51,892	1,268
Axis Capital Holdings Ltd.	48,462	1,194
Berkshire Hathaway, Inc., Class A *	273	25,662
Brown & Brown, Inc.	53,376	1,039
Cincinnati Financial Corp.	74,417	1,782
CNA Financial Corp.	3,850	46
Endurance Specialty Holdings Ltd.	7,253	190
Erie Indemnity Co., Class A	18,085	639
Everest Re Group Ltd.	28,420	2,121
Fidelity National Financial, Inc., Class A	96,369	1,747
First American Corp.	42,560	1,195
Genworth Financial, Inc., Class A	179,539	424
Hanover Insurance Group, Inc.	26,400	792
HCC Insurance Holdings, Inc.	52,357	1,252
IPC Holdings Ltd.	7,650	199
Lincoln National Corp.	118,059	1,327
Loews Corp.	140,958	3,508
Markel Corp. *	3,431	985
Marsh & McLennan Cos., Inc.	221,720	4,676
MBIA, Inc. *	30,234	143
Mercury General Corp.	14,435	488
MetLife, Inc.	354,444	10,545
Montpelier Re Holdings Ltd.	16,000	199
Odyssey Re Holdings Corp.	12,000	460
Old Republic International Corp.	93,909	880
PartnerRe Ltd.	23,969	1,634
Principal Financial Group, Inc.	116,909	1,910
ProAssurance Corp. *	14,000	615
Prudential Financial, Inc.	188,497	5,444
Reinsurance Group of America, Inc.	27,310	868
RenaissanceRe Holdings Ltd.	26,407	1,285
StanCorp Financial Group, Inc.	24,842	681
The Allstate Corp.	235,698	5,499
The Chubb Corp.	153,492	5,979
The Hartford Financial Services Group, Inc.	163,795	1,879
The Progressive Corp. *	294,442	4,499
The Travelers Cos., Inc.	248,747	10,233
Torchmark Corp.	45,077	1,322
Transatlantic Holdings, Inc.	11,745	446
Unum Group	158,014	2,582
W. R. Berkley Corp.	67,125	1,605
Wesco Financial Corp.	519	155
White Mountains Insurance Group Ltd.	3,213	615
XL Capital Ltd., Class A	123,967	1,179

		127,491

Materials 3.7%
Air Products & Chemicals, Inc.	90,378	5,956

6     See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Airgas, Inc.	36,451	1,572
AK Steel Holding Corp.	69,000	898
Albemarle Corp.	36,900	990
Alcoa, Inc.	431,520	3,914
Allegheny Technologies, Inc.	43,752	1,432
AptarGroup, Inc.	34,000	1,055
Ball Corp.	42,788	1,614
Bemis Co., Inc.	48,449	1,165
Cabot Corp.	19,816	289
Celanese Corp., Series A	58,243	1,214
CF Industries Holdings, Inc. *	19,000	1,369
Cliffs Natural Resources, Inc.	38,000	876
Commercial Metals Co.	51,294	763
Compass Minerals International, Inc.	11,000	530
Crown Holdings, Inc. *	75,676	1,669
Cytec Industries, Inc.	19,500	387
E.I. du Pont de Nemours & Co.	385,157	10,746
Eastman Chemical Co.	33,091	1,313
Ecolab, Inc.	74,968	2,890
FMC Corp.	35,552	1,732
Freeport-McMoRan Copper & Gold, Inc.	173,765	7,411
Greif, Inc., Class A	11,000	498
International Flavors & Fragrances, Inc.	36,208	1,130
International Paper Co.	214,607	2,717
Intrepid Potash, Inc. *	6,450	159
Martin Marietta Materials, Inc.	16,849	1,416
MeadWestvaco Corp.	84,583	1,325
Monsanto Co.	232,234	19,714
Nalco Holding Co.	41,943	684
Newmont Mining Corp.	191,508	7,706
Nucor Corp.	135,676	5,521
Olin Corp.	20,000	252
Owens-Illinois, Inc. *	71,577	1,746
Packaging Corp. of America	38,030	603
Pactiv Corp. *	61,660	1,348
PPG Industries, Inc.	74,206	3,269
Praxair, Inc.	131,228	9,791
Reliance Steel & Aluminum Co.	27,322	963
Royal Gold, Inc.	11,000	398
RPM International, Inc.	30,000	415
Schnitzer Steel Industries, Inc., Class A	7,000	347
Sealed Air Corp.	73,902	1,409
Sigma-Aldrich Corp.	56,308	2,468
Silgan Holdings, Inc.	5,500	256
Sonoco Products Co.	48,170	1,176
Southern Copper Corp.	74,946	1,392
Steel Dynamics, Inc.	78,000	971
Terra Industries, Inc.	40,000	1,060
Terra Nitrogen Co., L.P.	7,000	938
The Dow Chemical Co.	411,156	6,578
The Lubrizol Corp.	32,160	1,390
The Mosaic Co.	70,095	2,835
The Scotts Miracle-Gro Co., Class A	14,668	495
The Valspar Corp.	44,946	1,079
Titanium Metals Corp.	18,585	126
United States Steel Corp.	53,768	1,427
Valhi, Inc.	1,500	16
Vulcan Materials Co.	44,425	2,112
Weyerhaeuser Co.	94,815	3,343

		138,858

Media 2.8%
Cablevision Systems Corp., Class A	106,010	1,819
CBS Corp., Class B	310,205	2,184
Clear Channel Outdoor Holdings, Inc., Class A *	4,700	18
Comcast Corp., Class A	1,225,703	18,949
Discovery Communications, Inc., Series A *	111,198	2,112
DISH Network Corp., Class A *	95,272	1,262
DreamWorks Animation SKG, Inc., Class A *	27,000	648
Gannett Co., Inc.	83,954	328
Interactive Data Corp.	7,900	178
John Wiley & Sons, Inc., Class A	20,480	694
Lamar Advertising Co., Class A *	10,870	184
Liberty Global, Inc., Series A *	135,366	2,232
Liberty Media Corp — Entertainment, Series A *	220,244	5,363
Marvel Entertainment, Inc. *	17,000	507
Morningstar, Inc. *	3,550	141
News Corp., Class A	995,728	8,225
Omnicom Group, Inc.	135,088	4,251
Regal Entertainment Group, Class A	35,000	457
Scripps Networks Interactive, Class A	32,000	878
The DIRECTV Group, Inc. *	238,845	5,907
The Interpublic Group of Cos., Inc. *	192,364	1,204
The McGraw-Hill Cos., Inc.	138,736	4,183
The New York Times Co., Class A	26,025	140
The Walt Disney Co.	788,652	17,272
The Washington Post Co., Class B	2,526	1,057
Time Warner Cable, Inc.	149,336	4,813
Time Warner, Inc.	506,100	11,048
Viacom, Inc., Class B *	264,846	5,096
Virgin Media, Inc.	108,000	834

		101,984

See financial notes.     7

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Pharmaceuticals, Biotechnology & Life Sciences 8.7%
Abbott Laboratories	654,946	27,409
Abraxis BioScience *	1,450	70
Alexion Pharmaceuticals, Inc. *	34,500	1,153
Allergan, Inc.	130,362	6,083
Amgen, Inc. *	440,660	21,359
Amylin Pharmaceuticals, Inc. *	33,747	369
Bio-Rad Laboratories, Inc., Class A *	5,000	348
Biogen Idec, Inc. *	125,955	6,089
BioMarin Pharmaceuticals, Inc. *	35,000	450
Bristol-Myers Squibb Co.	839,339	16,115
Celgene Corp. *	192,546	8,226
Cephalon, Inc. *	27,000	1,771
Charles River Laboratories International, Inc. *	31,015	858
Covance, Inc. *	24,300	955
Eli Lilly & Co.	424,771	13,983
Endo Pharmaceuticals Holdings, Inc. *	50,528	836
Forest Laboratories, Inc. *	130,046	2,821
Genzyme Corp. *	113,331	6,044
Gilead Sciences, Inc. *	386,112	17,684
Illumina, Inc. *	48,000	1,793
Isis Pharmaceuticals, Inc. *	44,000	690
Johnson & Johnson	1,175,467	61,547
King Pharmaceuticals, Inc. *	104,766	826
Life Technologies Corp. *	75,806	2,828
Merck & Co., Inc.	897,085	21,745
Mettler-Toledo International, Inc. *	15,000	924
Millipore Corp. *	22,874	1,352
Mylan, Inc. *	113,500	1,504
Myriad Genetics, Inc. *	37,900	1,470
Onyx Pharmaceuticals, Inc. *	20,000	518
OSI Pharmaceuticals, Inc. *	26,000	873
PerkinElmer, Inc.	41,900	610
Perrigo Co.	28,000	726
Pfizer, Inc.	2,845,010	38,009
Pharmaceutical Product Development, Inc.	47,746	936
Regeneron Pharmaceuticals, Inc. *	30,000	398
Schering-Plough Corp.	686,616	15,806
Sepracor, Inc. *	23,069	328
Sequenom, Inc. *	25,000	91
Techne Corp.	14,163	810
Thermo Fisher Scientific, Inc. *	181,398	6,363
United Therapeutics Corp. *	10,000	628
Valeant Pharmaceuticals International *	31,600	530
Vertex Pharmaceuticals, Inc. *	66,812	2,059
Warner Chilcott Ltd., Class A *	61,500	602
Waters Corp. *	44,100	1,948
Watson Pharmaceuticals, Inc. *	44,300	1,371
Wyeth	564,533	23,936

		323,844

Real Estate 1.5%
Alexandria Real Estate Equities, Inc.	13,000	474
AMB Property Corp.	45,825	875
Annaly Capital Management, Inc.	229,000	3,222
Apartment Investment & Management Co., Class A	63,218	461
AvalonBay Communities, Inc.	35,849	2,037
Boston Properties, Inc.	55,105	2,723
BRE Properties, Inc.	23,424	576
Brookfield Properties Corp.	93,750	700
Camden Property Trust	26,264	713
CB Richard Ellis Group, Inc., Class A *	76,737	575
Digital Realty Trust, Inc.	28,000	1,008
Douglas Emmett, Inc.	37,000	354
Duke Realty Corp.	63,437	620
Equity Residential	122,072	2,794
Essex Property Trust, Inc.	10,517	668
Federal Realty Investment Trust	24,196	1,336
HCP, Inc.	103,280	2,267
Health Care REIT, Inc.	43,021	1,466
Highwoods Properties, Inc.	26,000	624
Hospitality Properties Trust	33,481	410
Host Hotels & Resorts, Inc.	241,534	1,857
Kimco Realty Corp.	149,831	1,801
Liberty Property Trust	40,104	976
Mack-Cali Realty Corp.	28,347	761
Nationwide Health Properties, Inc.	40,000	988
Plum Creek Timber Co., Inc.	76,198	2,630
ProLogis	203,761	1,856
Public Storage	54,709	3,658
Rayonier, Inc.	34,923	1,349
Realty Income Corp.	46,000	1,027
Regency Centers Corp.	32,082	1,201
Senior Housing Properties Trust	33,000	541
Simon Property Group, Inc.	111,059	5,731
SL Green Realty Corp.	21,401	378
Taubman Centers, Inc.	24,000	572
The Macerich Co.	31,678	555
The St. Joe Co. *	34,800	866
UDR, Inc.	67,862	683
Ventas, Inc.	55,419	1,587
Vornado Realty Trust	61,459	3,005
Walter Investment Management Corp. *	6,208	50
Weingarten Realty Investors	35,002	544

		56,519

8     See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Retailing 3.7%
Aaron Rents, Inc.	25,000	839
Abercrombie & Fitch Co., Class A	34,819	942
Advance Auto Parts, Inc.	40,202	1,759
Aeropostale, Inc. *	26,000	883
Amazon.com, Inc. *	137,341	11,059
American Eagle Outfitters, Inc.	91,085	1,350
AutoNation, Inc. *	34,466	610
AutoZone, Inc. *	17,033	2,834
Barnes & Noble, Inc.	11,118	290
Bed Bath & Beyond, Inc. *	115,120	3,502
Best Buy Co., Inc.	146,026	5,605
Big Lots, Inc. *	42,200	1,166
CarMax, Inc. *	91,100	1,163
Dick’s Sporting Goods, Inc. *	28,000	532
Dollar Tree, Inc. *	42,608	1,804
Expedia, Inc. *	104,109	1,417
Family Dollar Stores, Inc.	65,200	2,164
Foot Locker, Inc.	70,109	834
GameStop Corp., Class A *	70,300	2,120
Genuine Parts Co.	70,230	2,385
Guess?, Inc.	17,000	443
J.C. Penney Co., Inc.	100,422	3,082
Kohl’s Corp. *	130,765	5,930
Liberty Media Corp. — Interactive Class A *	226,108	1,198
Limited Brands, Inc.	119,023	1,359
LKQ Corp. *	40,000	679
Lowe’s Cos., Inc.	625,896	13,457
Macy’s, Inc.	191,876	2,625
Netflix, Inc. *	21,000	952
Nordstrom, Inc.	81,300	1,840
O’Reilly Automotive, Inc. *	59,566	2,314
PetSmart, Inc.	57,695	1,320
Priceline.com, Inc. *	15,000	1,456
RadioShack Corp.	63,140	889
Ross Stores, Inc.	57,756	2,191
Sears Holdings Corp. *	25,394	1,586
Staples, Inc.	307,070	6,332
Target Corp.	318,742	13,151
The Gap, Inc.	207,275	3,221
The Home Depot, Inc.	720,115	18,954
The Sherwin-Williams Co.	42,390	2,401
The TJX Cos., Inc.	180,815	5,057
Tiffany & Co.	60,073	1,739
Urban Outfitters, Inc. *	33,496	653

		136,087

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. *	196,331	709
Altera Corp.	132,869	2,167
Analog Devices, Inc.	132,674	2,823
Applied Materials, Inc.	575,389	7,026
Atmel Corp. *	185,000	710
Broadcom Corp., Class A *	183,825	4,263
Cree, Inc. *	30,000	822
Intel Corp.	2,364,780	37,316
Intersil Corp., Class A	60,867	706
KLA-Tencor Corp.	77,538	2,151
Lam Research Corp. *	56,300	1,570
Linear Technology Corp.	97,366	2,121
LSI Corp. *	287,898	1,106
Marvell Technology Group Ltd. *	184,362	2,024
Maxim Integrated Products, Inc.	100,000	1,355
MEMC Electronic Materials, Inc. *	113,077	1,832
Microchip Technology, Inc.	82,266	1,892
Micron Technology, Inc. *	274,000	1,337
National Semiconductor Corp.	91,458	1,131
Novellus Systems, Inc. *	50,295	908
NVIDIA Corp. *	247,199	2,838
ON Semiconductor Corp. *	105,000	569
Rambus, Inc. *	20,964	251
Silicon Laboratories, Inc. *	12,236	407
Texas Instruments, Inc.	551,775	9,965
Varian Semiconductor Equipment Associates, Inc. *	35,200	901
Xilinx, Inc.	125,105	2,557

		91,457

Software & Services 7.3%
Accenture Ltd., Class A	321,292	9,456
Activision Blizzard, Inc. *	231,338	2,492
Adobe Systems, Inc. *	230,413	6,302
Affiliated Computer Services, Inc., Class A *	43,367	2,098
Akamai Technologies, Inc. *	57,909	1,275
Alliance Data Systems Corp. *	31,271	1,309
ANSYS, Inc. *	28,000	773
Autodesk, Inc. *	102,372	2,041
Automatic Data Processing, Inc.	216,151	7,609
BMC Software, Inc. *	87,712	3,041
Broadridge Financial Solutions, Inc.	50,000	968
CA, Inc.	178,181	3,074
CACI International, Inc., Class A *	13,000	514
Cadence Design Systems, Inc. *	116,687	651
Citrix Systems, Inc. *	83,700	2,388
Cognizant Technology Solutions Corp., Class A *	118,766	2,944
Computer Sciences Corp. *	67,631	2,500
Compuware Corp. *	120,464	901
Concur Technologies, Inc. *	9,150	248
DST Systems, Inc. *	18,980	687
eBay, Inc. *	460,070	7,577
Electronic Arts, Inc. *	143,781	2,926

See financial notes.     9

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Equinix, Inc. *	12,000	843
FactSet Research Systems, Inc.	19,000	1,018
Fidelity National Information Services, Inc.	75,470	1,347
Fiserv, Inc. *	70,789	2,642
Gartner, Inc. *	30,000	405
Global Payments, Inc.	31,938	1,024
Google, Inc., Class A *	101,561	40,215
Hewitt Associates, Inc., Class A *	40,000	1,254
IAC/InterActiveCorp. *	20,730	332
Intuit, Inc. *	138,244	3,198
Jack Henry & Associates, Inc.	34,000	613
Lender Processing Services, Inc.	25,000	717
Macrovision Solutions Corp. *	18,000	364
ManTech International Corp., Class A *	10,000	362
MasterCard, Inc., Class A	31,000	5,687
McAfee, Inc. *	68,929	2,588
Metavante Technologies, Inc. *	39,510	932
MICROS Systems, Inc. *	38,000	797
Microsoft Corp.	3,258,938	66,026
NeuStar, Inc., Class A *	30,000	570
Novell, Inc. *	80,024	301
Nuance Communications, Inc. *	60,000	801
Oracle Corp.	1,661,910	32,141
Parametric Technology Corp. *	40,000	446
Paychex, Inc.	140,828	3,804
Perot Systems Corp., Class A *	45,000	633
Red Hat, Inc. *	89,183	1,540
SAIC, Inc. *	90,000	1,629
Salesforce.com, Inc. *	33,321	1,426
Solera Holdings, Inc. *	20,000	456
Sybase, Inc. *	37,000	1,257
Symantec Corp. *	362,624	6,255
Synopsys, Inc. *	68,600	1,494
Total System Services, Inc.	91,500	1,141
VeriSign, Inc. *	76,905	1,583
Visa, Inc., Class A	140,000	9,094
VMware, Inc., Class A *	17,000	443
Western Union Co.	312,140	5,228
Yahoo!, Inc. *	594,479	8,495

		270,875

Technology Hardware & Equipment 8.2%
Agilent Technologies, Inc. *	152,231	2,780
Amphenol Corp., Class A	77,420	2,620
Anixter International, Inc. *	10,000	398
Apple, Inc. *	377,914	47,553
Arrow Electronics, Inc. *	55,400	1,260
Avnet, Inc. *	59,546	1,303
AVX Corp.	10,650	107
Brocade Communications Systems, Inc. *	168,000	971
Cisco Systems, Inc. *	2,484,615	48,003
CommScope, Inc. *	31,100	781
Corning, Inc.	670,863	9,808
Dell, Inc. *	745,749	8,666
Diebold, Inc.	25,318	669
Dolby Laboratories, Inc., Class A *	15,000	602
EchoStar Corp., Class A *	8,554	135
EMC Corp. *	868,724	10,885
F5 Networks, Inc. *	32,000	873
FLIR Systems, Inc. *	50,000	1,109
Harris Corp.	59,296	1,813
Hewlett-Packard Co.	1,044,068	37,566
Ingram Micro, Inc., Class A *	66,051	959
International Business Machines Corp.	572,040	59,040
Itron, Inc. *	10,000	460
Jabil Circuit, Inc.	74,100	600
Juniper Networks, Inc. *	227,994	4,936
Lexmark International, Inc., Class A *	30,859	605
Molex, Inc.	41,121	686
Motorola, Inc.	962,188	5,321
National Instruments Corp.	20,000	441
NCR Corp. *	78,044	792
NetApp, Inc. *	149,000	2,727
Polycom, Inc. *	38,000	708
QLogic Corp. *	43,400	615
QUALCOMM, Inc.	701,878	29,703
SanDisk Corp. *	101,858	1,601
Seagate Technology	216,837	1,769
Sun Microsystems, Inc. *	306,984	2,812
Tellabs, Inc. *	179,675	942
Teradata Corp. *	60,544	1,012
Trimble Navigation Ltd. *	54,500	1,168
Tyco Electronics Ltd.	210,248	3,667
Western Digital Corp. *	99,512	2,341
Xerox Corp.	386,130	2,359
Zebra Technologies Corp., Class A *	27,525	585

		303,751

Telecommunication Services 3.5%
American Tower Corp., Class A *	170,789	5,424
AT&T, Inc.	2,499,177	64,029
CenturyTel, Inc.	48,087	1,306
Clearwire Corp., Class A *	15,250	85
Crown Castle International Corp. *	88,627	2,173
Embarq Corp.	63,200	2,311
Frontier Communications Corp.	149,758	1,065
Leap Wireless International, Inc. *	10,680	385
Level 3 Communications, Inc. *	669,140	749
MetroPCS Communications, Inc. *	48,000	820
NII Holdings, Inc. *	65,841	1,064

10     See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
Qwest Communications International, Inc.	556,635	2,165
SBA Communications Corp., Class A *	40,000	1,008
Sprint Nextel Corp. *	1,243,057	5,420
Telephone & Data Systems, Inc.	48,301	1,385
tw telecom, Inc. *	50,000	460
United States Cellular Corp. *	3,600	122
Verizon Communications, Inc.	1,206,237	36,597
Windstream Corp.	180,848	1,501

		128,069

Transportation 2.1%
AMR Corp. *	111,651	531
Burlington Northern Santa Fe Corp.	121,081	8,171
C.H. Robinson Worldwide, Inc.	73,448	3,905
Con-way, Inc.	21,608	535
Continental Airlines, Inc., Class B *	45,400	478
CSX Corp.	173,042	5,120
Delta Air Lines, Inc. *	260,000	1,604
Expeditors International of Washington, Inc.	84,098	2,919
FedEx Corp.	133,028	7,444
Heartland Express, Inc.	12,050	180
Hertz Global Holdings, Inc. *	21,600	147
J.B. Hunt Transport Services, Inc.	20,591	579
JetBlue Airways Corp. *	100,000	493
Kansas City Southern *	33,000	503
Kirby Corp. *	19,000	586
Landstar System, Inc.	26,030	927
Norfolk Southern Corp.	158,706	5,663
Ryder System, Inc.	28,064	777
Southwest Airlines Co.	329,088	2,297
UAL Corp. *	45,667	225
Union Pacific Corp.	215,582	10,594
United Parcel Service, Inc., Class B	422,075	22,091

		75,769

Utilities 4.1%
AGL Resources, Inc.	34,400	1,072
Allegheny Energy, Inc.	75,253	1,951
Alliant Energy Corp.	53,900	1,205
Ameren Corp.	81,485	1,876
American Electric Power Co., Inc.	175,931	4,641
American Water Works Co., Inc.	25,000	450
Amerigas Partners L.P.	6,900	212
Aqua America, Inc.	43,134	791
Atmos Energy Corp.	32,818	811
Calpine Corp. *	180,000	1,460
CenterPoint Energy, Inc.	148,411	1,579
Cleco Corp.	20,000	422
CMS Energy Corp.	83,533	1,004
Consolidated Edison, Inc.	120,006	4,456
Constellation Energy Group, Inc.	78,441	1,889
Dominion Resources, Inc.	248,208	7,486
DPL, Inc.	50,061	1,123
DTE Energy Co.	75,397	2,229
Duke Energy Corp.	540,293	7,461
Dynegy, Inc., Class A *	175,199	312
Edison International	139,854	3,987
Energen Corp.	33,196	1,199
Entergy Corp.	80,522	5,215
EQT Corp.	56,400	1,897
Exelon Corp. *	277,856	12,817
FirstEnergy Corp.	127,970	5,234
FPL Group, Inc.	173,908	9,354
Great Plains Energy, Inc.	39,000	564
Hawaiian Electric Industries, Inc.	37,748	587
IDACORP, Inc.	15,000	360
Integrys Energy Group, Inc.	34,155	902
ITC Holdings Corp.	17,000	740
MDU Resources Group, Inc.	83,917	1,474
Mirant Corp. *	72,702	925
National Fuel Gas Co.	27,047	885
New Jersey Resources Corp.	18,000	593
Nicor, Inc.	18,000	579
NiSource, Inc.	126,980	1,395
Northeast Utilities	71,514	1,503
NRG Energy, Inc. *	102,930	1,851
NSTAR	49,512	1,555
NV Energy, Inc.	100,000	1,025
OGE Energy Corp.	29,180	750
ONEOK, Inc.	48,062	1,258
Ormat Technologies, Inc.	3,900	137
Pepco Holdings, Inc.	89,174	1,066
PG&E Corp.	154,337	5,729
Piedmont Natural Gas Co., Inc.	27,000	659
Pinnacle West Capital Corp.	36,487	999
PPL Corp.	160,961	4,814
Progress Energy, Inc.	119,185	4,067
Public Service Enterprise Group, Inc.	216,472	6,460
Questar Corp.	77,720	2,310
Reliant Energy, Inc. *	157,397	781
SCANA Corp.	54,031	1,633
Sempra Energy	105,378	4,849
Southern Co.	328,518	9,488
Spectra Energy Partners L.P.	2,300	51
TECO Energy, Inc.	62,117	658
The AES Corp. *	292,202	2,066
UGI Corp.	41,148	944
Vectren Corp.	28,000	621
Westar Energy, Inc.	36,000	631

See financial notes.     11

Schwab 1000 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)
WGL Holdings, Inc.	21,000	654
Wisconsin Energy Corp.	51,618	2,063
Xcel Energy, Inc.	189,009	3,485

		153,244

Total Common Stock (Cost $2,561,394)		3,699,003

Foreign Common Stock 0.2% of net assets

Bermuda 0.2%
Capital Goods 0.1%
Foster Wheeler AG *	64,856	1,397
Diversified Financials 0.1%
Invesco Ltd.	172,090	2,533
Lazard Ltd., Class A	12,200	333

		2,866

Insurance 0.0%
Platinum Underwriters Holdings, Ltd.	6,400	184
Validus Holdings Ltd.	33,000	739

		923

Software & Services 0.0%
Genpact Ltd. *	11,150	100

		5,286

British Virgin Islands 0.0%
Transportation 0.0%
UTI Worldwide, Inc. *	9,500	128

Total Foreign Common Stock (Cost $7,039)		5,414

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%
U.S. Treasury Bill
0.16%, 06/18/09 (b)	377	377
0.09%, 06/18/09 (b)	50	50
0.10%, 06/18/09 (b)	1,111	1,111

Total Short-Term Investments (Cost $1,538)		1,538

End of Investments.

	Number of	Value
Security	Shares	($ x 1,000)
Collateral Invested for Securities on Loan 0.2% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	7,837,902	7,838
End of collateral invested for securities on loan.
(All dollar amounts are x 1,000)
At 04/30/09, the tax basis cost of the fund’s investments was $2,545,459 and the unrealized appreciation and depreciation were $1,606,252 and ($445,756), respectively, with a net unrealized appreciation of $1,160,496.

*	Non-income producing security.

(a)	Issuer is affiliated with the fund’s adviser.

(b)	All or a portion of this security is held as collateral for open futures contracts.

(c)	All or a portion of security is on loan.

REIT -	Real Estate Investment Trust
In addition to the above, the fund held the following at 04/30/09. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains
Futures Contract

S & P 500 Index, e-mini, Long, expires 06/19/09	75	3,263	215

12     See financial notes.

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2009 (Unaudited)

See financial notes.     13

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2 (a) under the 1940 Act, are attached.

(3) Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer
Date: 06/09/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer
Date: 06/09/09

By:	/s/ George Pereira
George Pereira
Principal Financial Officer
Date: 06/15/09